Related Party Transactions	12 Months Ended
Dec. 31, 2011
Appalachian Power Co [Member]
Related Party Transactions [Abstract]
Related Party Transactions

14. RELATED PARTY TRANSACTIONS

For other related party transactions, also see “AEP System Tax Allocation Agreement” section of Note 11 in addition to “Utility Money Pool – AEP System” and “Sale of Receivables – AEP Credit” sections of Note 13.

AEP Power Pool

APCo, I&M, KPCo, OPCo and AEPSC are parties to the Interconnection Agreement, which defines the sharing of costs and benefits associated with the respective generating plants. This sharing is based upon each AEP utility subsidiary's MLR and is calculated monthly on the basis of each AEP utility subsidiary's maximum peak demand in relation to the sum of the maximum peak demands of all four AEP utility subsidiaries during the preceding 12 months. In addition, APCo, I&M, KPCo and OPCo are parties to the AEP System Interim Allowance Agreement, which provides, among other things, for the transfer of SO2 allowances associated with the transactions under the Interconnection Agreement.

Based upon the PUCO's January 2012 approval of OPCo's corporate separation plan, applications were filed in February 2012 with the FERC proposing to establish a new power cost sharing agreement between APCo, I&M and KPCo and transfer OPCo's generation assets to APCo, KPCo and a nonregulated AEP subsidiary. The Ohio corporate separation plan was subsequently rejected on rehearing in February 2012. Management is in the process of withdrawing the applications and intends to file new FERC and PUCO applications related to corporate separation.

Power, gas and risk management activities are conducted by AEPSC and profits and losses are allocated under the SIA to AEP Power Pool members, PSO and SWEPCo. Risk management activities involve the purchase and sale of electricity and gas under physical forward contracts at fixed and variable prices. In addition, the risk management of electricity, and to a lesser extent gas contracts, includes exchange traded futures and options and OTC options and swaps. The majority of these transactions represent physical forward contracts in the AEP System's traditional marketing area and are typically settled by entering into offsetting contracts. In addition, AEPSC enters into transactions for the purchase and sale of electricity and gas options, futures and swaps, and for the forward purchase and sale of electricity outside of the AEP System's traditional marketing area.

CSW Operating Agreement

PSO, SWEPCo and AEPSC are parties to a Restated and Amended Operating Agreement originally dated as of January 1, 1997 (CSW Operating Agreement), which was approved by the FERC. The CSW Operating Agreement requires PSO and SWEPCo to maintain adequate annual planning reserve margins and requires that capacity in excess of the required margins be made available for sale to other operating companies as capacity commitments. Parties are compensated for energy delivered to recipients based upon the deliverer's incremental cost plus a portion of the recipient's savings realized by the purchaser that avoids the use of more costly alternatives. Revenues and costs arising from third party sales are generally shared based on the amount of energy PSO or SWEPCo contributes that is sold to third parties.

System Integration Agreement (SIA)

The SIA provides for the integration and coordination of AEP East companies' and AEP West companies' zones. This includes joint dispatch of generation within the AEP System and the distribution, between the two zones, of costs and benefits associated with the transfers of power between the two zones (including sales to third parties and risk management and trading activities). The SIA is designed to function as an umbrella agreement in addition to the Interconnection Agreement and the CSW Operating Agreement, each of which controls the distribution of costs and benefits within a zone.

Power generated, allocated or provided under the Interconnection Agreement or CSW Operating Agreement to any Registrant Subsidiary is primarily sold to customers by such Registrant Subsidiary at rates approved (other than in Ohio) by the public utility commission in the jurisdiction of sale. In Ohio, such rates are based on a statutory formula as that jurisdiction transitions to the use of market rates for generation.

Under both the Interconnection Agreement and CSW Operating Agreement, power generated that is not needed to serve the native load of any Registrant Subsidiary is sold in the wholesale market by AEPSC on behalf of the generating subsidiary.

Affiliated Revenues and Purchases

The following tables show the revenues derived from sales to the pools, direct sales to affiliates, net transmission agreement sales, natural gas contracts with AEPES and other revenues for the years ended December 31, 2011, 2010 and 2009:

Related Party Revenues	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2011
Sales to AEP Power Pool	$186,788	$308,336	$823,703	$-	$-
Direct Sales to East Affiliates	126,737	-	115,120	124	3,535
Direct Sales to West Affiliates	1,492	908	1,936	10,624	43,714
Direct Sales to AEPEP	-	-	-	-	(637)
Transmission Agreement and Transmission
Coordination Agreement Sales	2,348	9,379	3,375	111	8,962
Natural Gas Contracts with AEPES	154	92	196	3	4
Other Revenues	42,283	1,469	33,669	3,330	2,037
Total Affiliated Revenues	$359,802	$320,184	$977,999	$14,192	$57,615

Related Party Revenues	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2010
Sales to AEP Power Pool	$158,873	$327,992	$839,441	$-	$-
Direct Sales to East Affiliates	123,832	-	115,406	1,210	1,248
Direct Sales to West Affiliates	3,471	1,931	4,125	19,629	39,851
Direct Sales to AEPEP	-	-	-	-	(286)
Direct Sales to Transmission Companies	44	1,848	236	30	1
Natural Gas Contracts with AEPES	(2,171)	(1,087)	(2,330)	2	3
Other Revenues	32,158	267	34,407	2,657	11,053
Total Affiliated Revenues	$316,207	$330,951	$991,285	$23,528	$51,870

Related Party Revenues	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2009
Sales to AEP Power Pool	$130,331	$198,579	$813,692	$-	$-
Direct Sales to East Affiliates	123,549	-	84,078	3,136	1,220
Direct Sales to West Affiliates	2,255	1,154	2,553	39,197	16,434
Direct Sales to AEPEP	-	-	-	-	(659)
Natural Gas Contracts with AEPES	(8,340)	(4,637)	(11,008)	(328)	(387)
Other Revenues	15,594	1,055	31,774	3,751	12,710
Total Affiliated Revenues	$263,389	$196,151	$921,089	$45,756	$29,318

The following tables show the purchased power expense incurred for purchases from the pools and affiliates for the years ended December 31, 2011, 2010 and 2009:

Related Party Purchases	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2011
Purchases from AEP Power Pool	$818,943	$124,598	$326,871	$-	$-
Direct Purchases from East Affiliates	-	-	-	6,378	1,184
Direct Purchases from West Affiliates	239	147	312	43,714	10,624
Purchases from AEGCo	-	228,739	185,741	-	-
Gas Purchases from AEPES	-	-	2,689	-	-
Total Purchases	$819,182	$353,484	$515,613	$50,092	$11,808

Related Party Purchases	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2010
Purchases from AEP Power Pool	$916,791	$91,129	$268,964	$-	$-
Direct Purchases from East Affiliates	-	-	-	6,162	4,078
Direct Purchases from West Affiliates	825	466	996	39,851	19,629
Purchases from AEGCo	-	235,740	113,801	-	-
Gas Purchases from AEPES	-	-	2,857	-	-
Total Purchases	$917,616	$327,335	$386,618	$46,013	$23,707

Related Party Purchases	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2009
Purchases from AEP Power Pool	$801,624	$99,159	$209,606	$-	$-
Direct Purchases from East Affiliates	-	-	-	2,896	3,515
Direct Purchases from West Affiliates	1,492	777	1,789	16,435	39,197
Direct Purchases from AEGCo	-	237,372	75,469	-	-
Gas Purchases from AEPES	-	-	1,251	-	-
Total Purchases	$803,116	$337,308	$288,115	$19,331	$42,712

The above summarized related party revenues and expenses are reported in Sales to AEP Affiliates and Purchased Electricity from AEP Affiliates on the Registrant Subsidiaries' statements of income. Since the Registrant Subsidiaries are included in AEP's consolidated results, the above summarized related party transactions are eliminated in total in AEP's consolidated revenues and expenses.

System Transmission Integration Agreement

AEP's System Transmission Integration Agreement provides for the integration and coordination of the planning, operation and maintenance of the transmission facilities of AEP East companies' and AEP West companies' zones. Similar to the SIA, the System Transmission Integration Agreement functions as an umbrella agreement in addition to the Transmission Agreement (TA) and the Transmission Coordination Agreement (TCA). The System Transmission Integration Agreement contains two service schedules that govern:

  The allocation of transmission costs and revenues.
  The allocation of third-party transmission costs and revenues and AEP System dispatch costs.

The System Transmission Integration Agreement anticipates that additional service schedules may be added as circumstances warrant.

APCo, I&M, KPCo and OPCo are parties to the TA, dated April 1, 1984, as amended, defining how they share the costs associated with their relative ownership of the extra-high-voltage transmission system (facilities rated 345 kV and above) and certain facilities operated at lower voltages (138 kV and above). Like the Interconnection Agreement, this sharing is based upon each company's MLR. The FERC approved a new TA effective November 2010. The impacts of the new TA will be phased-in for retail rates, adds KGPCo and WPCo as parties to the agreement and changes the allocation method.

The following table shows the net charges recorded by the Registrant Subsidiaries, party to the new TA, for the year ended December 31, 2011:

Year Ended December 31,
Company	2011
(in thousands)
APCo	$4,608
I&M	1,538
OPCo	17,186

The charges shown above are recorded in Other Operation expense on the statements of income.

The following table shows the net charges (credits) allocated among the Registrant Subsidiaries, party to the original TA, for the years ended December 31, 2010 and 2009:

	Years Ended December 31,
Company	2010	2009
	(in thousands)
APCo	$(16,079)	$(12,535)
I&M	(25,188)	(38,400)
OPCo	49,281	59,770

The net charges (credits) shown above are recorded in Other Operation expense on the statements of income.

PSO, SWEPCo and AEPSC are parties to the TCA, dated January 1, 1997, revised 1999 and 2011, as restated and amended, by and among PSO, SWEPCo and AEPSC, in connection with the operation of the transmission assets of the two AEP utility subsidiaries. Effective May 2011, TNC is no longer a party to the agreement. The TCA has been approved by the FERC and establishes a coordinating committee, which is charged with overseeing the coordinated planning of the transmission facilities of the parties to the agreement. This includes the performance of transmission planning studies, the interaction of such companies with independent system operators (ISO) and other regional bodies interested in transmission planning and compliance with the terms of the Open Access Transmission Tariff (OATT) filed with the FERC and the rules of the FERC relating to such a tariff.

Fuel Agreement between OPCo and AEPES

OPCo and National Power Cooperative, Inc (NPC) have an agreement whereby OPCo operates a 500 MW gas plant owned by NPC (Mone Plant). AEPES entered into a fuel management agreement with OPCo and NPC to manage and procure fuel for the Mone Plant. The gas purchased by AEPES and used in generation is first sold to OPCo then allocated to the AEP East companies, who have an agreement to purchase 100% of the available generating capacity from the plant through May 2012. The related purchases of gas managed by AEPES were as follows:

	Years Ended December 31,
Company	2011	2010	2009
	(in thousands)
APCo	$866	$940	$431
I&M	523	547	224
OPCo	1,117	1,175	508

These purchases are reflected in Purchased Electricity for Resale on the statements of income.

Cook Coal Terminal

Cook Coal Terminal, a division of OPCo, performs coal transloading services at cost for APCo and I&M. OPCo included revenues for these services in Other Revenues – Affiliated and expenses in Other Operation expense on the statements of income. The coal transloading revenues in 2011, 2010 and 2009 were as follows:

	Years Ended December 31,
Company	2011	2010	2009
	(in thousands)
APCo	$31	$-	$916
I&M	21,852	17,208	18,908

APCo and I&M recorded the cost of transloading services in Fuel on the balance sheets.

Cook Coal Terminal also performs railcar maintenance services at cost for APCo, I&M, PSO and SWEPCo. OPCo included revenues for these services in Sales to AEP Affiliates and expenses in Other Operation expense on the statements of income. The railcar maintenance revenues in 2011, 2010 and 2009 were as follows:

	Years Ended December 31,
Company	2011	2010	2009
	(in thousands)
APCo	$9	$7	$98
I&M	3,012	1,870	2,045
PSO	542	522	510
SWEPCo	2,348	1,044	914

APCo, I&M, PSO and SWEPCo recorded the cost of the railcar maintenance services in Fuel on the balance sheets.

I&M Barging, Urea Transloading and Other Services

I&M provides barging, urea transloading and other transportation services to affiliates. Urea is a chemical used to control NOx emissions at certain generation plants in the AEP System. I&M recorded revenues from barging, transloading and other services in Other Revenues – Affiliated on the statements of income. The affiliated companies recorded these costs paid to I&M as fuel expense or other operation expense. The amount of affiliated revenues and affiliated expenses were:

	Years Ended December 31,
Company	2011	2010	2009
	(in thousands)
I&M – Revenue	$105,373	$105,811	$94,921
AEGCo – Expense	15,460	12,548	13,167
APCo – Expense	27,455	28,241	29,442
KPCo – Expense	122	133	112
OPCo – Expense	36,980	44,160	38,039
AEP River Operations LLC – Expense (Nonutility
Subsidiary of AEP)	25,356	20,729	14,161

Central Machine Shop

APCo operates a facility which repairs and rebuilds specialized components for the generation plants across the AEP System. APCo defers the cost of performing these services on the balance sheet, then transfers the cost to the affiliate for reimbursement. The AEP subsidiaries recorded these billings as capital or maintenance expense depending on the nature of the services received. These billings are recoverable from customers. The following table provides the amounts billed by APCo to the following affiliates:

	Years Ended December 31,
Company	2011	2010	2009
	(in thousands)
AEGCo	$102	$180	$31
I&M	2,157	2,112	2,818
KGPCo	-	-	5
KPCo	298	368	358
OPCo	3,684	3,665	4,137
PSO	53	412	848
SWEPCo	946	560	966

In addition, APCo billed OVEC and IKEC a total of $569 thousand, $541 thousand and $202 thousand for the years ended December 31, 2011, 2010 and 2009, respectively.

Affiliate Coal Purchases

In 2008, OPCo entered into contracts to sell excess coal purchases to certain AEP subsidiaries through 2010. These sales (purchases) are reflected in Sales to AEP Affiliates on the statements of income. The following table shows the realized and unrealized amounts recorded for the years ended December 31, 2010 and 2009:

	Years Ended December 31,
Company	2010	2009
	(in thousands)
APCo	$(2,830)	$(1,573)
I&M	(1,383)	(813)
KPCo	(837)	(340)
OPCo	7,372	4,239
PSO	(796)	(585)
SWEPCo	(1,526)	(928)

Affiliate Railcar Agreement

Certain AEP subsidiaries have an agreement providing for the use of each other's leased or owned railcars when available. The agreement specifies that the company using the railcar will be billed, at cost, by the company furnishing the railcar. The AEP subsidiaries recorded these costs or reimbursements as costs or reduction of costs, respectively, in Fuel on the balance sheets and such costs are recoverable from customers. The following tables show the net effect of the railcar agreement on the balance sheets:

December 31, 2011
Billing Company

Billed Company	APCo	I&M	OPCo	PSO	SWEPCo	Total
	(in thousands)
APCo	$-	$-	$1,373	$-	$-	$1,373
I&M	91	-	1,190	80	787	2,148
KPCo	289	-	355	-	-	644
OPCo	840	170	-	8	66	1,084
PSO	289	842	234	-	382	1,747
SWEPCo	12	2,662	605	91	-	3,370
Total	$1,521	$3,674	$3,757	$179	$1,235	$10,366

December 31, 2010
Billing Company

Billed Company	APCo	I&M	OPCo	PSO	SWEPCo	Total
	(in thousands)
APCo	$-	$-	$1,195	$1	$(1)	$1,195
I&M	142	-	1,536	123	502	2,303
KPCo	399	-	245	-	-	644
OPCo	919	418	-	21	106	1,464
PSO	177	921	191	-	493	1,782
SWEPCo	328	2,162	594	110	-	3,194
Total	$1,965	$3,501	$3,761	$255	$1,100	$10,582

Purchased Power from OVEC

The amounts of power purchased by the Registrant Subsidiaries from OVEC for the years ended December 31, 2011, 2010 and 2009 were:

	Years Ended December 31,
Company	2011	2010	2009
	(in thousands)
APCo	$114,311	$105,307	$103,369
I&M	57,192	52,687	51,710
OPCo	145,207	133,776	131,318

The amounts shown above are recoverable from customers and are included in Purchased Electricity for Resale on the statements of income.

AEP Power Pool Purchases from OVEC

In 2011, the AEP Power Pool purchased power from OVEC to serve off-system sales and retail sales. These purchases are reported in Purchased Electricity for Resale on the statements of income. The following table shows the amounts recorded for the year ended December 31, 2011:

Year Ended
Company	December 31, 2011
(in thousands)
APCo	$21,110
I&M	12,942
OPCo	27,566

In January 2010, the AEP Power Pool began purchasing power from OVEC to serve off-system sales and retail sales through June 2010. Purchases serving off-system sales are reported net as a reduction in Electric Generation, Transmission and Distribution revenues and purchases serving retail sales are reported in Purchased Electricity for Resale on the statements of income. The following table shows the amounts recorded for the year ended December 31, 2010:

	Year Ended December 31, 2010
	Reported in	Reported in
Company	Revenues	Expenses

	(in thousands)
APCo	$6,631	$3,635
I&M	3,721	1,980
OPCo	7,937	4,231

Sales and Purchases of Property

Certain AEP subsidiaries had affiliated sales and purchases of electric property individually amounting to $100 thousand or more for the years ended December 31, 2011, 2010 and 2009 as shown in the following tables:

Year Ended
Companies	December 31, 2011
(in thousands)
APCo to I&M	$277
APCo to KPCo	555
APCo to OPCo	523
OPCo to APCo	438
OPCo to I&M	848
PSO to SWEPCo	271

Year Ended
Companies	December 31, 2010
(in thousands)
AEGCo to APCo	$332
AEGCo to OPCo	190
APCo to I&M	1,090
APCo to KPCo	209
I&M to APCo	444
I&M to OPCo	485
I&M to SWEPCo	218
OPCo to APCo	3,011
OPCo to I&M	2,435
OPCo to KPCo	960
SWEPCo to PSO	3,680
TCC to SWEPCo	360

Year Ended
Companies	December 31, 2009
(in thousands)
APCo to I&M	$155
I&M to APCo	4,004
I&M to OPCo	6,378
OPCo to APCo	908
OPCo to I&M	6,026
OPCo to TCC	526
PSO to SWEPCo	118
TCC to APCo	426
TCC to SWEPCo	684

In addition, certain AEP subsidiaries had aggregate affiliated sales and purchases of meters and transformers for the years ended December 31, 2011, 2010 and 2009 as shown in the following tables:

Year Ended December 31, 2011
	Purchaser
Seller	APCo	I&M	KGPCo	KPCo	OPCo	PSO	SWEPCo	TCC	TNC	WPCo	Total
	(in thousands)
APCo	$-	$38	$1,106	$119	$731	$3	$293	$333	$-	$-	$2,623
I&M	61	-	-	-	324	10	15	14	2	15	441
KGPCo	903	-	-	3	-	-	-	-	-	-	906
KPCo	289	10	1	-	91	-	8	2	3	-	404
OPCo	54	1,338	-	44	-	25	96	90	1	456	2,104
PSO	3	-	-	-	13	-	150	2	2	-	170
SWEPCo	14	-	-	-	63	402	-	145	26	-	650
TCC	550	11	-	240	568	19	1,410	-	2,106	11	4,915
TNC	-	-	-	12	539	16	723	2,021	-	-	3,311
WPCo	-	-	-	7	193	-	-	-	-	-	200
Total	$1,874	$1,397	$1,107	$425	$2,522	$475	$2,695	$2,607	$2,140	$482	$15,724

Year Ended December 31, 2010
	Purchaser
Seller	APCo	I&M	KGPCo	KPCo	OPCo	PSO	SWEPCo	TCC	TNC	WPCo	Total
	(in thousands)
APCo	$-	$112	$225	$139	$137	$61	$31	$-	$-	$-	$705
I&M	138	-	-	7	356	116	1	-	63	14	695
KGPCo	154	-	-	-	-	-	-	-	-	-	154
KPCo	364	6	23	-	92	-	2	-	-	-	487
OPCo	211	432	1	139	-	79	1,104	165	10	372	2,513
PSO	-	-	-	-	44	-	560	6	3	-	613
SWEPCo	48	4	-	3	214	1,203	-	70	11	-	1,553
TCC	22	38	-	-	23	6	266	-	966	-	1,321
TNC	8	-	-	-	-	1	70	642	-	4	725
WPCo	-	-	-	-	111	-	-	-	-	-	111
Total	$945	$592	$249	$288	$977	$1,466	$2,034	$883	$1,053	$390	$8,877

Year Ended December 31, 2009
	Purchaser
Seller	APCo	I&M	KGPCo	KPCo	OPCo	PSO	SWEPCo	TCC	TNC	WPCo	Total
	(in thousands)
APCo	$-	$87	$305	$161	$147	$-	$19	$44	$-	$-	$763
I&M	39	-	-	50	403	119	65	37	75	17	805
KGPCo	213	-	-	-	-	-	-	-	-	-	213
KPCo	505	64	7	-	156	3	8	-	-	1	744
OPCo	402	323	-	87	-	99	91	1	44	467	1,514
PSO	23	7	-	-	43	-	607	26	1	-	707
SWEPCo	38	21	-	26	85	1,360	-	162	28	-	1,720
TCC	13	72	-	-	19	2	87	-	873	-	1,066
TNC	8	10	-	-	17	18	25	750	-	-	828
WPCo	-	-	-	-	176	-	-	-	-	-	176
Total	$1,241	$584	$312	$324	$1,046	$1,601	$902	$1,020	$1,021	$485	$8,536

The amounts above are recorded in Property, Plant and Equipment. Sales are recorded at cost.

Intercompany Billings

The Registrant Subsidiaries and other AEP subsidiaries perform certain utility services for each other when necessary or practical. The costs of these services are billed on a direct-charge basis, whenever possible, or on reasonable bases of proration for services that benefit multiple companies. The billings for services are made at cost and include no compensation for the use of equity capital.

Variable Interest Entities

The accounting guidance for “Variable Interest Entities” is a consolidation model that considers if a company has a controlling financial interest in a VIE. A controlling financial interest will have both (a) the power to direct the activities of a VIE that most significantly impact the VIE's economic performance and (b) the obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE. Entities are required to consolidate a VIE when it is determined that they have a controlling financial interest in a VIE and therefore, are the primary beneficiary of that VIE, as defined by the accounting guidance for “Variable Interest Entities.” In determining whether they are the primary beneficiary of a VIE, management considers for each Registrant Subsidiary factors such as equity at risk, the amount of the VIE's variability the Registrant Subsidiary absorbs, guarantees of indebtedness, voting rights including kick-out rights, the power to direct the VIE, variable interests held by related parties and other factors. Management believes that significant assumptions and judgments were applied consistently. In addition, the Registrant Subsidiaries have not provided financial or other support to any VIE that was not previously contractually required.

APCo, I&M, OPCo, PSO and SWEPCo each hold a significant variable interest in AEPSC.

AEPSC provides certain managerial and professional services to AEP's subsidiaries. AEP is the sole equity owner of AEPSC. AEP management controls the activities of AEPSC. The costs of the services are based on a direct charge or on a prorated basis and billed to the AEP subsidiary companies at AEPSC's cost. AEP subsidiaries have not provided financial or other support outside of the reimbursement of costs for services rendered. AEPSC finances its operations through cost reimbursement from other AEP subsidiaries. There are no other terms or arrangements between AEPSC and any of the AEP subsidiaries that could require additional financial support from an AEP subsidiary or expose them to losses outside of the normal course of business. AEPSC and its billings are subject to regulation by the FERC. AEP subsidiaries are exposed to losses to the extent they cannot recover the costs of AEPSC through their normal business operations. AEP subsidiaries are considered to have a significant interest in AEPSC due to their activity in AEPSC's cost reimbursement structure. However, AEP subsidiaries do not have control over AEPSC. AEPSC is consolidated by AEP. In the event AEPSC would require financing or other support outside the cost reimbursement billings, this financing would be provided by AEP.

Total AEPSC billings to the Registrant Subsidiaries were as follows:

	Years Ended December 31,
Company	2011	2010	2009
	(in thousands)
APCo	$195,787	$238,367	$200,828
I&M	126,505	139,920	128,372
OPCo	279,652	332,431	299,248
PSO	84,028	102,116	86,375
SWEPCo	130,148	147,928	129,887

The carrying amount and classification of variable interest in AEPSC's accounts payable are as follows:

	December 31,
	2011		2010
	As Reported on	Maximum	As Reported on	Maximum
Company	the Balance Sheet	Exposure	the Balance Sheet	Exposure
	(in thousands)
APCo	$20,812	$20,812	$23,230	$23,230
I&M	13,741	13,741	12,980	12,980
OPCo	29,823	29,823	29,603	29,603
PSO	9,280	9,280	9,384	9,384
SWEPCo	14,699	14,699	14,465	14,465

Indiana Michigan Power Co [Member]
Related Party Transactions [Abstract]
Related Party Transactions

14. RELATED PARTY TRANSACTIONS

For other related party transactions, also see “AEP System Tax Allocation Agreement” section of Note 11 in addition to “Utility Money Pool – AEP System” and “Sale of Receivables – AEP Credit” sections of Note 13.

AEP Power Pool

APCo, I&M, KPCo, OPCo and AEPSC are parties to the Interconnection Agreement, which defines the sharing of costs and benefits associated with the respective generating plants. This sharing is based upon each AEP utility subsidiary's MLR and is calculated monthly on the basis of each AEP utility subsidiary's maximum peak demand in relation to the sum of the maximum peak demands of all four AEP utility subsidiaries during the preceding 12 months. In addition, APCo, I&M, KPCo and OPCo are parties to the AEP System Interim Allowance Agreement, which provides, among other things, for the transfer of SO2 allowances associated with the transactions under the Interconnection Agreement.

Based upon the PUCO's January 2012 approval of OPCo's corporate separation plan, applications were filed in February 2012 with the FERC proposing to establish a new power cost sharing agreement between APCo, I&M and KPCo and transfer OPCo's generation assets to APCo, KPCo and a nonregulated AEP subsidiary. The Ohio corporate separation plan was subsequently rejected on rehearing in February 2012. Management is in the process of withdrawing the applications and intends to file new FERC and PUCO applications related to corporate separation.

Power, gas and risk management activities are conducted by AEPSC and profits and losses are allocated under the SIA to AEP Power Pool members, PSO and SWEPCo. Risk management activities involve the purchase and sale of electricity and gas under physical forward contracts at fixed and variable prices. In addition, the risk management of electricity, and to a lesser extent gas contracts, includes exchange traded futures and options and OTC options and swaps. The majority of these transactions represent physical forward contracts in the AEP System's traditional marketing area and are typically settled by entering into offsetting contracts. In addition, AEPSC enters into transactions for the purchase and sale of electricity and gas options, futures and swaps, and for the forward purchase and sale of electricity outside of the AEP System's traditional marketing area.

CSW Operating Agreement

PSO, SWEPCo and AEPSC are parties to a Restated and Amended Operating Agreement originally dated as of January 1, 1997 (CSW Operating Agreement), which was approved by the FERC. The CSW Operating Agreement requires PSO and SWEPCo to maintain adequate annual planning reserve margins and requires that capacity in excess of the required margins be made available for sale to other operating companies as capacity commitments. Parties are compensated for energy delivered to recipients based upon the deliverer's incremental cost plus a portion of the recipient's savings realized by the purchaser that avoids the use of more costly alternatives. Revenues and costs arising from third party sales are generally shared based on the amount of energy PSO or SWEPCo contributes that is sold to third parties.

System Integration Agreement (SIA)

The SIA provides for the integration and coordination of AEP East companies' and AEP West companies' zones. This includes joint dispatch of generation within the AEP System and the distribution, between the two zones, of costs and benefits associated with the transfers of power between the two zones (including sales to third parties and risk management and trading activities). The SIA is designed to function as an umbrella agreement in addition to the Interconnection Agreement and the CSW Operating Agreement, each of which controls the distribution of costs and benefits within a zone.

Power generated, allocated or provided under the Interconnection Agreement or CSW Operating Agreement to any Registrant Subsidiary is primarily sold to customers by such Registrant Subsidiary at rates approved (other than in Ohio) by the public utility commission in the jurisdiction of sale. In Ohio, such rates are based on a statutory formula as that jurisdiction transitions to the use of market rates for generation.

Under both the Interconnection Agreement and CSW Operating Agreement, power generated that is not needed to serve the native load of any Registrant Subsidiary is sold in the wholesale market by AEPSC on behalf of the generating subsidiary.

Affiliated Revenues and Purchases

The following tables show the revenues derived from sales to the pools, direct sales to affiliates, net transmission agreement sales, natural gas contracts with AEPES and other revenues for the years ended December 31, 2011, 2010 and 2009:

Related Party Revenues	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2011
Sales to AEP Power Pool	$186,788	$308,336	$823,703	$-	$-
Direct Sales to East Affiliates	126,737	-	115,120	124	3,535
Direct Sales to West Affiliates	1,492	908	1,936	10,624	43,714
Direct Sales to AEPEP	-	-	-	-	(637)
Transmission Agreement and Transmission
Coordination Agreement Sales	2,348	9,379	3,375	111	8,962
Natural Gas Contracts with AEPES	154	92	196	3	4
Other Revenues	42,283	1,469	33,669	3,330	2,037
Total Affiliated Revenues	$359,802	$320,184	$977,999	$14,192	$57,615

Related Party Revenues	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2010
Sales to AEP Power Pool	$158,873	$327,992	$839,441	$-	$-
Direct Sales to East Affiliates	123,832	-	115,406	1,210	1,248
Direct Sales to West Affiliates	3,471	1,931	4,125	19,629	39,851
Direct Sales to AEPEP	-	-	-	-	(286)
Direct Sales to Transmission Companies	44	1,848	236	30	1
Natural Gas Contracts with AEPES	(2,171)	(1,087)	(2,330)	2	3
Other Revenues	32,158	267	34,407	2,657	11,053
Total Affiliated Revenues	$316,207	$330,951	$991,285	$23,528	$51,870

Related Party Revenues	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2009
Sales to AEP Power Pool	$130,331	$198,579	$813,692	$-	$-
Direct Sales to East Affiliates	123,549	-	84,078	3,136	1,220
Direct Sales to West Affiliates	2,255	1,154	2,553	39,197	16,434
Direct Sales to AEPEP	-	-	-	-	(659)
Natural Gas Contracts with AEPES	(8,340)	(4,637)	(11,008)	(328)	(387)
Other Revenues	15,594	1,055	31,774	3,751	12,710
Total Affiliated Revenues	$263,389	$196,151	$921,089	$45,756	$29,318

The following tables show the purchased power expense incurred for purchases from the pools and affiliates for the years ended December 31, 2011, 2010 and 2009:

Related Party Purchases	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2011
Purchases from AEP Power Pool	$818,943	$124,598	$326,871	$-	$-
Direct Purchases from East Affiliates	-	-	-	6,378	1,184
Direct Purchases from West Affiliates	239	147	312	43,714	10,624
Purchases from AEGCo	-	228,739	185,741	-	-
Gas Purchases from AEPES	-	-	2,689	-	-
Total Purchases	$819,182	$353,484	$515,613	$50,092	$11,808

Related Party Purchases	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2010
Purchases from AEP Power Pool	$916,791	$91,129	$268,964	$-	$-
Direct Purchases from East Affiliates	-	-	-	6,162	4,078
Direct Purchases from West Affiliates	825	466	996	39,851	19,629
Purchases from AEGCo	-	235,740	113,801	-	-
Gas Purchases from AEPES	-	-	2,857	-	-
Total Purchases	$917,616	$327,335	$386,618	$46,013	$23,707

Related Party Purchases	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2009
Purchases from AEP Power Pool	$801,624	$99,159	$209,606	$-	$-
Direct Purchases from East Affiliates	-	-	-	2,896	3,515
Direct Purchases from West Affiliates	1,492	777	1,789	16,435	39,197
Direct Purchases from AEGCo	-	237,372	75,469	-	-
Gas Purchases from AEPES	-	-	1,251	-	-
Total Purchases	$803,116	$337,308	$288,115	$19,331	$42,712

The above summarized related party revenues and expenses are reported in Sales to AEP Affiliates and Purchased Electricity from AEP Affiliates on the Registrant Subsidiaries' statements of income. Since the Registrant Subsidiaries are included in AEP's consolidated results, the above summarized related party transactions are eliminated in total in AEP's consolidated revenues and expenses.

System Transmission Integration Agreement

AEP's System Transmission Integration Agreement provides for the integration and coordination of the planning, operation and maintenance of the transmission facilities of AEP East companies' and AEP West companies' zones. Similar to the SIA, the System Transmission Integration Agreement functions as an umbrella agreement in addition to the Transmission Agreement (TA) and the Transmission Coordination Agreement (TCA). The System Transmission Integration Agreement contains two service schedules that govern:

  The allocation of transmission costs and revenues.
  The allocation of third-party transmission costs and revenues and AEP System dispatch costs.

The System Transmission Integration Agreement anticipates that additional service schedules may be added as circumstances warrant.

APCo, I&M, KPCo and OPCo are parties to the TA, dated April 1, 1984, as amended, defining how they share the costs associated with their relative ownership of the extra-high-voltage transmission system (facilities rated 345 kV and above) and certain facilities operated at lower voltages (138 kV and above). Like the Interconnection Agreement, this sharing is based upon each company's MLR. The FERC approved a new TA effective November 2010. The impacts of the new TA will be phased-in for retail rates, adds KGPCo and WPCo as parties to the agreement and changes the allocation method.

The following table shows the net charges recorded by the Registrant Subsidiaries, party to the new TA, for the year ended December 31, 2011:

Year Ended December 31,
Company	2011
(in thousands)
APCo	$4,608
I&M	1,538
OPCo	17,186

The charges shown above are recorded in Other Operation expense on the statements of income.

The following table shows the net charges (credits) allocated among the Registrant Subsidiaries, party to the original TA, for the years ended December 31, 2010 and 2009:

	Years Ended December 31,
Company	2010	2009
	(in thousands)
APCo	$(16,079)	$(12,535)
I&M	(25,188)	(38,400)
OPCo	49,281	59,770

The net charges (credits) shown above are recorded in Other Operation expense on the statements of income.

PSO, SWEPCo and AEPSC are parties to the TCA, dated January 1, 1997, revised 1999 and 2011, as restated and amended, by and among PSO, SWEPCo and AEPSC, in connection with the operation of the transmission assets of the two AEP utility subsidiaries. Effective May 2011, TNC is no longer a party to the agreement. The TCA has been approved by the FERC and establishes a coordinating committee, which is charged with overseeing the coordinated planning of the transmission facilities of the parties to the agreement. This includes the performance of transmission planning studies, the interaction of such companies with independent system operators (ISO) and other regional bodies interested in transmission planning and compliance with the terms of the Open Access Transmission Tariff (OATT) filed with the FERC and the rules of the FERC relating to such a tariff.

Fuel Agreement between OPCo and AEPES

OPCo and National Power Cooperative, Inc (NPC) have an agreement whereby OPCo operates a 500 MW gas plant owned by NPC (Mone Plant). AEPES entered into a fuel management agreement with OPCo and NPC to manage and procure fuel for the Mone Plant. The gas purchased by AEPES and used in generation is first sold to OPCo then allocated to the AEP East companies, who have an agreement to purchase 100% of the available generating capacity from the plant through May 2012. The related purchases of gas managed by AEPES were as follows:

	Years Ended December 31,
Company	2011	2010	2009
	(in thousands)
APCo	$866	$940	$431
I&M	523	547	224
OPCo	1,117	1,175	508

These purchases are reflected in Purchased Electricity for Resale on the statements of income.

Unit Power Agreements (UPA)

UPA between AEGCo and I&M

A UPA between AEGCo and I&M (the I&M Power Agreement) provides for the sale by AEGCo to I&M of all the power (and the energy associated therewith) available to AEGCo at the Rockport Plant unless it is sold to another utility. I&M is obligated, whether or not power is available from AEGCo, to pay as a demand charge for the right to receive such power (and as an energy charge for any associated energy taken by I&M) net of amounts received by AEGCo from any other sources, sufficient to enable AEGCo to pay all its operating and other expenses, including a rate of return on the common equity of AEGCo as approved by the FERC. The I&M Power Agreement will continue in effect until the expiration of the lease term of Unit 2 of the Rockport Plant unless extended in specified circumstances.

UPA between AEGCo and KPCo

Pursuant to an assignment between I&M and KPCo and a UPA between KPCo and AEGCo, AEGCo sells KPCo 30% of the power (and the energy associated therewith) available to AEGCo from both units of the Rockport Plant. KPCo pays to AEGCo in consideration for the right to receive such power the same amounts which I&M would have paid AEGCo under the terms of the I&M Power Agreement for such entitlement. The KPCo UPA ends in December 2022.

Cook Coal Terminal

Cook Coal Terminal, a division of OPCo, performs coal transloading services at cost for APCo and I&M. OPCo included revenues for these services in Other Revenues – Affiliated and expenses in Other Operation expense on the statements of income. The coal transloading revenues in 2011, 2010 and 2009 were as follows:

	Years Ended December 31,
Company	2011	2010	2009
	(in thousands)
APCo	$31	$-	$916
I&M	21,852	17,208	18,908

APCo and I&M recorded the cost of transloading services in Fuel on the balance sheets.

Cook Coal Terminal also performs railcar maintenance services at cost for APCo, I&M, PSO and SWEPCo. OPCo included revenues for these services in Sales to AEP Affiliates and expenses in Other Operation expense on the statements of income. The railcar maintenance revenues in 2011, 2010 and 2009 were as follows:

	Years Ended December 31,
Company	2011	2010	2009
	(in thousands)
APCo	$9	$7	$98
I&M	3,012	1,870	2,045
PSO	542	522	510
SWEPCo	2,348	1,044	914

APCo, I&M, PSO and SWEPCo recorded the cost of the railcar maintenance services in Fuel on the balance sheets.

SWEPCo Railcar Facility

SWEPCo operates a railcar maintenance facility in Alliance, Nebraska. The facility performs maintenance on its own railcars as well as railcars belonging to I&M, PSO and third parties. SWEPCo billed I&M $2.9 million and $1.8 million for railcar services provided in 2011 and 2010, respectively, and billed PSO $287 thousand and $655 thousand in 2011 and 2010, respectively. These billings, for SWEPCo, and costs, for I&M and PSO, are recorded in Fuel on the balance sheets.

I&M Barging, Urea Transloading and Other Services

I&M provides barging, urea transloading and other transportation services to affiliates. Urea is a chemical used to control NOx emissions at certain generation plants in the AEP System. I&M recorded revenues from barging, transloading and other services in Other Revenues – Affiliated on the statements of income. The affiliated companies recorded these costs paid to I&M as fuel expense or other operation expense. The amount of affiliated revenues and affiliated expenses were:

	Years Ended December 31,
Company	2011	2010	2009
	(in thousands)
I&M – Revenue	$105,373	$105,811	$94,921
AEGCo – Expense	15,460	12,548	13,167
APCo – Expense	27,455	28,241	29,442
KPCo – Expense	122	133	112
OPCo – Expense	36,980	44,160	38,039
AEP River Operations LLC – Expense (Nonutility
Subsidiary of AEP)	25,356	20,729	14,161

In addition, I&M provided transloading services to OVEC. I&M recorded revenues of $116 thousand, $112 thousand and $135 thousand for 2011, 2010 and 2009, respectively, in Other Revenues – Nonaffiliated on the statements of income.

Services Provided by AEP River Operations LLC

AEP River Operations LLC provides services for barge towing, chartering and general and administrative expenses to I&M. The costs are recorded by I&M as Other Operation expense. For the years ended December 31, 2011, 2010 and 2009, I&M recorded expenses of $24 million, $28 million and $24 million, respectively, for these activities.

Central Machine Shop

APCo operates a facility which repairs and rebuilds specialized components for the generation plants across the AEP System. APCo defers the cost of performing these services on the balance sheet, then transfers the cost to the affiliate for reimbursement. The AEP subsidiaries recorded these billings as capital or maintenance expense depending on the nature of the services received. These billings are recoverable from customers. The following table provides the amounts billed by APCo to the following affiliates:

	Years Ended December 31,
Company	2011	2010	2009
	(in thousands)
AEGCo	$102	$180	$31
I&M	2,157	2,112	2,818
KGPCo	-	-	5
KPCo	298	368	358
OPCo	3,684	3,665	4,137
PSO	53	412	848
SWEPCo	946	560	966

Affiliate Coal Purchases

In 2008, OPCo entered into contracts to sell excess coal purchases to certain AEP subsidiaries through 2010. These sales (purchases) are reflected in Sales to AEP Affiliates on the statements of income. The following table shows the realized and unrealized amounts recorded for the years ended December 31, 2010 and 2009:

	Years Ended December 31,
Company	2010	2009
	(in thousands)
APCo	$(2,830)	$(1,573)
I&M	(1,383)	(813)
KPCo	(837)	(340)
OPCo	7,372	4,239
PSO	(796)	(585)
SWEPCo	(1,526)	(928)

Affiliate Railcar Agreement

Certain AEP subsidiaries have an agreement providing for the use of each other's leased or owned railcars when available. The agreement specifies that the company using the railcar will be billed, at cost, by the company furnishing the railcar. The AEP subsidiaries recorded these costs or reimbursements as costs or reduction of costs, respectively, in Fuel on the balance sheets and such costs are recoverable from customers. The following tables show the net effect of the railcar agreement on the balance sheets:

December 31, 2011
Billing Company

Billed Company	APCo	I&M	OPCo	PSO	SWEPCo	Total
	(in thousands)
APCo	$-	$-	$1,373	$-	$-	$1,373
I&M	91	-	1,190	80	787	2,148
KPCo	289	-	355	-	-	644
OPCo	840	170	-	8	66	1,084
PSO	289	842	234	-	382	1,747
SWEPCo	12	2,662	605	91	-	3,370
Total	$1,521	$3,674	$3,757	$179	$1,235	$10,366

December 31, 2010
Billing Company

Billed Company	APCo	I&M	OPCo	PSO	SWEPCo	Total
	(in thousands)
APCo	$-	$-	$1,195	$1	$(1)	$1,195
I&M	142	-	1,536	123	502	2,303
KPCo	399	-	245	-	-	644
OPCo	919	418	-	21	106	1,464
PSO	177	921	191	-	493	1,782
SWEPCo	328	2,162	594	110	-	3,194
Total	$1,965	$3,501	$3,761	$255	$1,100	$10,582

Purchased Power from OVEC

The amounts of power purchased by the Registrant Subsidiaries from OVEC for the years ended December 31, 2011, 2010 and 2009 were:

	Years Ended December 31,
Company	2011	2010	2009
	(in thousands)
APCo	$114,311	$105,307	$103,369
I&M	57,192	52,687	51,710
OPCo	145,207	133,776	131,318

The amounts shown above are recoverable from customers and are included in Purchased Electricity for Resale on the statements of income.

AEP Power Pool Purchases from OVEC

In 2011, the AEP Power Pool purchased power from OVEC to serve off-system sales and retail sales. These purchases are reported in Purchased Electricity for Resale on the statements of income. The following table shows the amounts recorded for the year ended December 31, 2011:

Year Ended
Company	December 31, 2011
(in thousands)
APCo	$21,110
I&M	12,942
OPCo	27,566

In January 2010, the AEP Power Pool began purchasing power from OVEC to serve off-system sales and retail sales through June 2010. Purchases serving off-system sales are reported net as a reduction in Electric Generation, Transmission and Distribution revenues and purchases serving retail sales are reported in Purchased Electricity for Resale on the statements of income. The following table shows the amounts recorded for the year ended December 31, 2010:

	Year Ended December 31, 2010
	Reported in	Reported in
Company	Revenues	Expenses

	(in thousands)
APCo	$6,631	$3,635
I&M	3,721	1,980
OPCo	7,937	4,231

Sales and Purchases of Property – Transmission Companies

In 2009, AEP Transmission Company, LLC (AEP Transco) formed seven wholly-owned transmission companies. AEP Transco is the holding company for the seven transmission companies. These seven companies (collectively Transcos) consist of: AEP Appalachian Transmission Company, Inc., AEP Indiana Michigan Transmission Company, Inc. (IMTCo), AEP Kentucky Transmission Company, Inc., AEP Ohio Transmission Company, Inc. (OHTCo), AEP West Virginia Transmission Company, Inc., AEP Oklahoma Transmission Company, Inc. (OKTCo) and AEP Southwestern Transmission Company, Inc. (SWTCo).

In 2010, certain AEP subsidiaries began selling and purchasing transmission property to/from certain Transcos. There were no gains or losses recorded on the transactions. The following table shows the sales, that were recorded at net book value, for the years ended December 31, 2011 and 2010:

	Years Ended December 31,
Companies	2011	2010
	(in thousands)
IMTCo to I&M	$1,156	$-
OPCo to OHTCo	8,723	-
PSO to OKTCo	1	1,543
SWTCo to SWEPCo	27	-

The amounts above are recorded in Property, Plant and Equipment on the balance sheets.

Sales and Purchases of Property

Certain AEP subsidiaries had affiliated sales and purchases of electric property individually amounting to $100 thousand or more for the years ended December 31, 2011, 2010 and 2009 as shown in the following tables:

Year Ended
Companies	December 31, 2011
(in thousands)
APCo to I&M	$277
APCo to KPCo	555
APCo to OPCo	523
OPCo to APCo	438
OPCo to I&M	848
PSO to SWEPCo	271

Year Ended
Companies	December 31, 2010
(in thousands)
AEGCo to APCo	$332
AEGCo to OPCo	190
APCo to I&M	1,090
APCo to KPCo	209
I&M to APCo	444
I&M to OPCo	485
I&M to SWEPCo	218
OPCo to APCo	3,011
OPCo to I&M	2,435
OPCo to KPCo	960
SWEPCo to PSO	3,680
TCC to SWEPCo	360

Year Ended
Companies	December 31, 2009
(in thousands)
APCo to I&M	$155
I&M to APCo	4,004
I&M to OPCo	6,378
OPCo to APCo	908
OPCo to I&M	6,026
OPCo to TCC	526
PSO to SWEPCo	118
TCC to APCo	426
TCC to SWEPCo	684

In addition, certain AEP subsidiaries had aggregate affiliated sales and purchases of meters and transformers for the years ended December 31, 2011, 2010 and 2009 as shown in the following tables:

Year Ended December 31, 2011
	Purchaser
Seller	APCo	I&M	KGPCo	KPCo	OPCo	PSO	SWEPCo	TCC	TNC	WPCo	Total
	(in thousands)
APCo	$-	$38	$1,106	$119	$731	$3	$293	$333	$-	$-	$2,623
I&M	61	-	-	-	324	10	15	14	2	15	441
KGPCo	903	-	-	3	-	-	-	-	-	-	906
KPCo	289	10	1	-	91	-	8	2	3	-	404
OPCo	54	1,338	-	44	-	25	96	90	1	456	2,104
PSO	3	-	-	-	13	-	150	2	2	-	170
SWEPCo	14	-	-	-	63	402	-	145	26	-	650
TCC	550	11	-	240	568	19	1,410	-	2,106	11	4,915
TNC	-	-	-	12	539	16	723	2,021	-	-	3,311
WPCo	-	-	-	7	193	-	-	-	-	-	200
Total	$1,874	$1,397	$1,107	$425	$2,522	$475	$2,695	$2,607	$2,140	$482	$15,724

Year Ended December 31, 2010
	Purchaser
Seller	APCo	I&M	KGPCo	KPCo	OPCo	PSO	SWEPCo	TCC	TNC	WPCo	Total
	(in thousands)
APCo	$-	$112	$225	$139	$137	$61	$31	$-	$-	$-	$705
I&M	138	-	-	7	356	116	1	-	63	14	695
KGPCo	154	-	-	-	-	-	-	-	-	-	154
KPCo	364	6	23	-	92	-	2	-	-	-	487
OPCo	211	432	1	139	-	79	1,104	165	10	372	2,513
PSO	-	-	-	-	44	-	560	6	3	-	613
SWEPCo	48	4	-	3	214	1,203	-	70	11	-	1,553
TCC	22	38	-	-	23	6	266	-	966	-	1,321
TNC	8	-	-	-	-	1	70	642	-	4	725
WPCo	-	-	-	-	111	-	-	-	-	-	111
Total	$945	$592	$249	$288	$977	$1,466	$2,034	$883	$1,053	$390	$8,877

Year Ended December 31, 2009
	Purchaser
Seller	APCo	I&M	KGPCo	KPCo	OPCo	PSO	SWEPCo	TCC	TNC	WPCo	Total
	(in thousands)
APCo	$-	$87	$305	$161	$147	$-	$19	$44	$-	$-	$763
I&M	39	-	-	50	403	119	65	37	75	17	805
KGPCo	213	-	-	-	-	-	-	-	-	-	213
KPCo	505	64	7	-	156	3	8	-	-	1	744
OPCo	402	323	-	87	-	99	91	1	44	467	1,514
PSO	23	7	-	-	43	-	607	26	1	-	707
SWEPCo	38	21	-	26	85	1,360	-	162	28	-	1,720
TCC	13	72	-	-	19	2	87	-	873	-	1,066
TNC	8	10	-	-	17	18	25	750	-	-	828
WPCo	-	-	-	-	176	-	-	-	-	-	176
Total	$1,241	$584	$312	$324	$1,046	$1,601	$902	$1,020	$1,021	$485	$8,536

The amounts above are recorded in Property, Plant and Equipment. Sales are recorded at cost.

Intercompany Billings

The Registrant Subsidiaries and other AEP subsidiaries perform certain utility services for each other when necessary or practical. The costs of these services are billed on a direct-charge basis, whenever possible, or on reasonable bases of proration for services that benefit multiple companies. The billings for services are made at cost and include no compensation for the use of equity capital.

Variable Interest Entities

The accounting guidance for “Variable Interest Entities” is a consolidation model that considers if a company has a controlling financial interest in a VIE. A controlling financial interest will have both (a) the power to direct the activities of a VIE that most significantly impact the VIE's economic performance and (b) the obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE. Entities are required to consolidate a VIE when it is determined that they have a controlling financial interest in a VIE and therefore, are the primary beneficiary of that VIE, as defined by the accounting guidance for “Variable Interest Entities.” In determining whether they are the primary beneficiary of a VIE, management considers for each Registrant Subsidiary factors such as equity at risk, the amount of the VIE's variability the Registrant Subsidiary absorbs, guarantees of indebtedness, voting rights including kick-out rights, the power to direct the VIE, variable interests held by related parties and other factors. Management believes that significant assumptions and judgments were applied consistently. In addition, the Registrant Subsidiaries have not provided financial or other support to any VIE that was not previously contractually required.

I&M is the primary beneficiary of DCC Fuel.

APCo, I&M, OPCo, PSO and SWEPCo each hold a significant variable interest in AEPSC.

I&M and OPCo each hold a significant variable interest in AEGCo.

I&M has nuclear fuel lease agreements with DCC Fuel LLC, DCC Fuel II LLC, DCC Fuel III LLC and DCC Fuel IV LLC (collectively DCC Fuel). DCC Fuel was formed for the purpose of acquiring, owning and leasing nuclear fuel to I&M. DCC Fuel purchased the nuclear fuel from I&M with funds received from the issuance of notes to financial institutions. Each entity is a single-lessee leasing arrangement with only one asset and is capitalized with all debt. DCC Fuel LLC, DCC Fuel II LLC, DCC Fuel III LLC and DCC Fuel IV LLC are separate legal entities from I&M, the assets of which are not available to satisfy the debts of I&M. Payments on the DCC Fuel LLC and DCC Fuel II LLC leases are made semi-annually and began in April 2010 and October 2010, respectively. Payments on the DCC Fuel III LLC lease are made monthly and began in January 2011. Payments on the DCC Fuel IV LLC lease are made quarterly and began in February 2012. Payments on the leases for the years ended December 31, 2011 and 2010 were $85 million and $59 million, respectively. No payments were made to DCC Fuel in 2009. The leases were recorded as capital leases on I&M's balance sheet as title to the nuclear fuel transfers to I&M at the end of the 48, 54, 54 and 54 month lease term, respectively. Based on I&M's control of DCC Fuel, management concluded that I&M is the primary beneficiary and is required to consolidate DCC Fuel. The capital leases are eliminated upon consolidation. See the table below for the classification of DCC Fuel's assets and liabilities on I&M's balance sheets.

The balances below represent the assets and liabilities of DCC Fuel that are consolidated. These balances include intercompany transactions that are eliminated upon consolidation.

INDIANA MICHIGAN POWER COMPANY AND SUBSIDIARIES
VARIABLE INTEREST ENTITIES
December 31, 2011 and 2010
(in millions)
	DCC Fuel
ASSETS	2011	2010
Current Assets	$118	$92
Net Property, Plant and Equipment	188	173
Other Noncurrent Assets	118	112
Total Assets	$424	$377

LIABILITIES AND EQUITY
Current Liabilities	$103	$79
Noncurrent Liabilities	321	298
Equity	-	-
Total Liabilities and Equity	$424	$377

AEPSC provides certain managerial and professional services to AEP's subsidiaries. AEP is the sole equity owner of AEPSC. AEP management controls the activities of AEPSC. The costs of the services are based on a direct charge or on a prorated basis and billed to the AEP subsidiary companies at AEPSC's cost. AEP subsidiaries have not provided financial or other support outside of the reimbursement of costs for services rendered. AEPSC finances its operations through cost reimbursement from other AEP subsidiaries. There are no other terms or arrangements between AEPSC and any of the AEP subsidiaries that could require additional financial support from an AEP subsidiary or expose them to losses outside of the normal course of business. AEPSC and its billings are subject to regulation by the FERC. AEP subsidiaries are exposed to losses to the extent they cannot recover the costs of AEPSC through their normal business operations. AEP subsidiaries are considered to have a significant interest in AEPSC due to their activity in AEPSC's cost reimbursement structure. However, AEP subsidiaries do not have control over AEPSC. AEPSC is consolidated by AEP. In the event AEPSC would require financing or other support outside the cost reimbursement billings, this financing would be provided by AEP.

Total AEPSC billings to the Registrant Subsidiaries were as follows:

	Years Ended December 31,
Company	2011	2010	2009
	(in thousands)
APCo	$195,787	$238,367	$200,828
I&M	126,505	139,920	128,372
OPCo	279,652	332,431	299,248
PSO	84,028	102,116	86,375
SWEPCo	130,148	147,928	129,887

The carrying amount and classification of variable interest in AEPSC's accounts payable are as follows:

	December 31,
	2011		2010
	As Reported on	Maximum	As Reported on	Maximum
Company	the Balance Sheet	Exposure	the Balance Sheet	Exposure
	(in thousands)
APCo	$20,812	$20,812	$23,230	$23,230
I&M	13,741	13,741	12,980	12,980
OPCo	29,823	29,823	29,603	29,603
PSO	9,280	9,280	9,384	9,384
SWEPCo	14,699	14,699	14,465	14,465

AEGCo, a wholly-owned subsidiary of AEP, is consolidated by AEP. AEGCo owns a 50% ownership interest in Rockport Plant Unit 1, leases a 50% interest in Rockport Plant Unit 2 and owns 100% of the Lawrenceburg Generating Station. AEGCo sells all the output from the Rockport Plant to I&M and KPCo. AEGCo leases the Lawrenceburg Generating Station to OPCo. AEP guarantees all the debt obligations of AEGCo. I&M and OPCo are considered to have a significant interest in AEGCo due to these transactions. I&M and OPCo are exposed to losses to the extent they cannot recover the costs of AEGCo through their normal business operations. In the event AEGCo would require financing or other support outside the billings to I&M, OPCo and KPCo, this financing would be provided by AEP. For additional information regarding AEGCo's lease, see “Rockport Lease” section of Note 12.

Total billings from AEGCo were as follows:

	Years Ended December 31,
Company	2011	2010	2009
	(in thousands)
I&M	$228,739	$235,741	$237,372
OPCo	185,741	113,801	75,469

The carrying amount and classification of variable interest in AEGCo’s accounts payable are as follows:

	December 31,
	2011		2010
	As Reported on	Maximum	As Reported on	Maximum
Company	the Balance Sheet	Exposure	the Balance Sheet	Exposure

	(in thousands)
I&M	$25,731	$25,731	$27,899	$27,899
OPCo	22,139	22,139	18,165	18,165

Ohio Power Co [Member]
Related Party Transactions [Abstract]
Related Party Transactions

14. RELATED PARTY TRANSACTIONS

For other related party transactions, also see “AEP System Tax Allocation Agreement” section of Note 11 in addition to “Utility Money Pool – AEP System” and “Sale of Receivables – AEP Credit” sections of Note 13.

AEP Power Pool

APCo, I&M, KPCo, OPCo and AEPSC are parties to the Interconnection Agreement, which defines the sharing of costs and benefits associated with the respective generating plants. This sharing is based upon each AEP utility subsidiary's MLR and is calculated monthly on the basis of each AEP utility subsidiary's maximum peak demand in relation to the sum of the maximum peak demands of all four AEP utility subsidiaries during the preceding 12 months. In addition, APCo, I&M, KPCo and OPCo are parties to the AEP System Interim Allowance Agreement, which provides, among other things, for the transfer of SO2 allowances associated with the transactions under the Interconnection Agreement.

Based upon the PUCO's January 2012 approval of OPCo's corporate separation plan, applications were filed in February 2012 with the FERC proposing to establish a new power cost sharing agreement between APCo, I&M and KPCo and transfer OPCo's generation assets to APCo, KPCo and a nonregulated AEP subsidiary. The Ohio corporate separation plan was subsequently rejected on rehearing in February 2012. Management is in the process of withdrawing the applications and intends to file new FERC and PUCO applications related to corporate separation.

Power, gas and risk management activities are conducted by AEPSC and profits and losses are allocated under the SIA to AEP Power Pool members, PSO and SWEPCo. Risk management activities involve the purchase and sale of electricity and gas under physical forward contracts at fixed and variable prices. In addition, the risk management of electricity, and to a lesser extent gas contracts, includes exchange traded futures and options and OTC options and swaps. The majority of these transactions represent physical forward contracts in the AEP System's traditional marketing area and are typically settled by entering into offsetting contracts. In addition, AEPSC enters into transactions for the purchase and sale of electricity and gas options, futures and swaps, and for the forward purchase and sale of electricity outside of the AEP System's traditional marketing area.

CSW Operating Agreement

PSO, SWEPCo and AEPSC are parties to a Restated and Amended Operating Agreement originally dated as of January 1, 1997 (CSW Operating Agreement), which was approved by the FERC. The CSW Operating Agreement requires PSO and SWEPCo to maintain adequate annual planning reserve margins and requires that capacity in excess of the required margins be made available for sale to other operating companies as capacity commitments. Parties are compensated for energy delivered to recipients based upon the deliverer's incremental cost plus a portion of the recipient's savings realized by the purchaser that avoids the use of more costly alternatives. Revenues and costs arising from third party sales are generally shared based on the amount of energy PSO or SWEPCo contributes that is sold to third parties.

System Integration Agreement (SIA)

The SIA provides for the integration and coordination of AEP East companies' and AEP West companies' zones. This includes joint dispatch of generation within the AEP System and the distribution, between the two zones, of costs and benefits associated with the transfers of power between the two zones (including sales to third parties and risk management and trading activities). The SIA is designed to function as an umbrella agreement in addition to the Interconnection Agreement and the CSW Operating Agreement, each of which controls the distribution of costs and benefits within a zone.

Power generated, allocated or provided under the Interconnection Agreement or CSW Operating Agreement to any Registrant Subsidiary is primarily sold to customers by such Registrant Subsidiary at rates approved (other than in Ohio) by the public utility commission in the jurisdiction of sale. In Ohio, such rates are based on a statutory formula as that jurisdiction transitions to the use of market rates for generation.

Under both the Interconnection Agreement and CSW Operating Agreement, power generated that is not needed to serve the native load of any Registrant Subsidiary is sold in the wholesale market by AEPSC on behalf of the generating subsidiary.

Affiliated Revenues and Purchases

The following tables show the revenues derived from sales to the pools, direct sales to affiliates, net transmission agreement sales, natural gas contracts with AEPES and other revenues for the years ended December 31, 2011, 2010 and 2009:

Related Party Revenues	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2011
Sales to AEP Power Pool	$186,788	$308,336	$823,703	$-	$-
Direct Sales to East Affiliates	126,737	-	115,120	124	3,535
Direct Sales to West Affiliates	1,492	908	1,936	10,624	43,714
Direct Sales to AEPEP	-	-	-	-	(637)
Transmission Agreement and Transmission
Coordination Agreement Sales	2,348	9,379	3,375	111	8,962
Natural Gas Contracts with AEPES	154	92	196	3	4
Other Revenues	42,283	1,469	33,669	3,330	2,037
Total Affiliated Revenues	$359,802	$320,184	$977,999	$14,192	$57,615

Related Party Revenues	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2010
Sales to AEP Power Pool	$158,873	$327,992	$839,441	$-	$-
Direct Sales to East Affiliates	123,832	-	115,406	1,210	1,248
Direct Sales to West Affiliates	3,471	1,931	4,125	19,629	39,851
Direct Sales to AEPEP	-	-	-	-	(286)
Direct Sales to Transmission Companies	44	1,848	236	30	1
Natural Gas Contracts with AEPES	(2,171)	(1,087)	(2,330)	2	3
Other Revenues	32,158	267	34,407	2,657	11,053
Total Affiliated Revenues	$316,207	$330,951	$991,285	$23,528	$51,870

Related Party Revenues	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2009
Sales to AEP Power Pool	$130,331	$198,579	$813,692	$-	$-
Direct Sales to East Affiliates	123,549	-	84,078	3,136	1,220
Direct Sales to West Affiliates	2,255	1,154	2,553	39,197	16,434
Direct Sales to AEPEP	-	-	-	-	(659)
Natural Gas Contracts with AEPES	(8,340)	(4,637)	(11,008)	(328)	(387)
Other Revenues	15,594	1,055	31,774	3,751	12,710
Total Affiliated Revenues	$263,389	$196,151	$921,089	$45,756	$29,318

The following tables show the purchased power expense incurred for purchases from the pools and affiliates for the years ended December 31, 2011, 2010 and 2009:

Related Party Purchases	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2011
Purchases from AEP Power Pool	$818,943	$124,598	$326,871	$-	$-
Direct Purchases from East Affiliates	-	-	-	6,378	1,184
Direct Purchases from West Affiliates	239	147	312	43,714	10,624
Purchases from AEGCo	-	228,739	185,741	-	-
Gas Purchases from AEPES	-	-	2,689	-	-
Total Purchases	$819,182	$353,484	$515,613	$50,092	$11,808

Related Party Purchases	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2010
Purchases from AEP Power Pool	$916,791	$91,129	$268,964	$-	$-
Direct Purchases from East Affiliates	-	-	-	6,162	4,078
Direct Purchases from West Affiliates	825	466	996	39,851	19,629
Purchases from AEGCo	-	235,740	113,801	-	-
Gas Purchases from AEPES	-	-	2,857	-	-
Total Purchases	$917,616	$327,335	$386,618	$46,013	$23,707

Related Party Purchases	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2009
Purchases from AEP Power Pool	$801,624	$99,159	$209,606	$-	$-
Direct Purchases from East Affiliates	-	-	-	2,896	3,515
Direct Purchases from West Affiliates	1,492	777	1,789	16,435	39,197
Direct Purchases from AEGCo	-	237,372	75,469	-	-
Gas Purchases from AEPES	-	-	1,251	-	-
Total Purchases	$803,116	$337,308	$288,115	$19,331	$42,712

The above summarized related party revenues and expenses are reported in Sales to AEP Affiliates and Purchased Electricity from AEP Affiliates on the Registrant Subsidiaries' statements of income. Since the Registrant Subsidiaries are included in AEP's consolidated results, the above summarized related party transactions are eliminated in total in AEP's consolidated revenues and expenses.

System Transmission Integration Agreement

AEP's System Transmission Integration Agreement provides for the integration and coordination of the planning, operation and maintenance of the transmission facilities of AEP East companies' and AEP West companies' zones. Similar to the SIA, the System Transmission Integration Agreement functions as an umbrella agreement in addition to the Transmission Agreement (TA) and the Transmission Coordination Agreement (TCA). The System Transmission Integration Agreement contains two service schedules that govern:

  The allocation of transmission costs and revenues.
  The allocation of third-party transmission costs and revenues and AEP System dispatch costs.

The System Transmission Integration Agreement anticipates that additional service schedules may be added as circumstances warrant.

APCo, I&M, KPCo and OPCo are parties to the TA, dated April 1, 1984, as amended, defining how they share the costs associated with their relative ownership of the extra-high-voltage transmission system (facilities rated 345 kV and above) and certain facilities operated at lower voltages (138 kV and above). Like the Interconnection Agreement, this sharing is based upon each company's MLR. The FERC approved a new TA effective November 2010. The impacts of the new TA will be phased-in for retail rates, adds KGPCo and WPCo as parties to the agreement and changes the allocation method.

The following table shows the net charges recorded by the Registrant Subsidiaries, party to the new TA, for the year ended December 31, 2011:

Year Ended December 31,
Company	2011
(in thousands)
APCo	$4,608
I&M	1,538
OPCo	17,186

The charges shown above are recorded in Other Operation expense on the statements of income.

The following table shows the net charges (credits) allocated among the Registrant Subsidiaries, party to the original TA, for the years ended December 31, 2010 and 2009:

	Years Ended December 31,
Company	2010	2009
	(in thousands)
APCo	$(16,079)	$(12,535)
I&M	(25,188)	(38,400)
OPCo	49,281	59,770

The net charges (credits) shown above are recorded in Other Operation expense on the statements of income.

PSO, SWEPCo and AEPSC are parties to the TCA, dated January 1, 1997, revised 1999 and 2011, as restated and amended, by and among PSO, SWEPCo and AEPSC, in connection with the operation of the transmission assets of the two AEP utility subsidiaries. Effective May 2011, TNC is no longer a party to the agreement. The TCA has been approved by the FERC and establishes a coordinating committee, which is charged with overseeing the coordinated planning of the transmission facilities of the parties to the agreement. This includes the performance of transmission planning studies, the interaction of such companies with independent system operators (ISO) and other regional bodies interested in transmission planning and compliance with the terms of the Open Access Transmission Tariff (OATT) filed with the FERC and the rules of the FERC relating to such a tariff.

OPCo Transfer of Property

In May 2009, OPCo transferred a parking garage to AEP through a dividend. AEP then transferred the property to AEPSC through a capital contribution. The transfers were effective May 2009 and were recorded at net book value of $8 million.

Fuel Agreement between OPCo and AEPES

OPCo and National Power Cooperative, Inc (NPC) have an agreement whereby OPCo operates a 500 MW gas plant owned by NPC (Mone Plant). AEPES entered into a fuel management agreement with OPCo and NPC to manage and procure fuel for the Mone Plant. The gas purchased by AEPES and used in generation is first sold to OPCo then allocated to the AEP East companies, who have an agreement to purchase 100% of the available generating capacity from the plant through May 2012. The related purchases of gas managed by AEPES were as follows:

	Years Ended December 31,
Company	2011	2010	2009
	(in thousands)
APCo	$866	$940	$431
I&M	523	547	224
OPCo	1,117	1,175	508

These purchases are reflected in Purchased Electricity for Resale on the statements of income.

Unit Power Agreements (UPA)

Lawrenceburg UPA between OPCo and AEGCo

In March 2007, OPCo and AEGCo entered into a 10-year UPA for the entire output from the Lawrenceburg Generating Station effective with AEGCo's purchase of the plant in May 2007. The UPA has an option for an additional 2-year period. I&M operates the plant under an agreement with AEGCo. Under the UPA, OPCo pays AEGCo for the capacity, depreciation, fuel, operation and maintenance and tax expenses. These payments are due regardless of whether the plant is operating. The fuel and operation and maintenance payments are based on actual costs incurred. All expenses are trued up periodically.

Cook Coal Terminal

Cook Coal Terminal, a division of OPCo, performs coal transloading services at cost for APCo and I&M. OPCo included revenues for these services in Other Revenues – Affiliated and expenses in Other Operation expense on the statements of income. The coal transloading revenues in 2011, 2010 and 2009 were as follows:

	Years Ended December 31,
Company	2011	2010	2009
	(in thousands)
APCo	$31	$-	$916
I&M	21,852	17,208	18,908

Cook Coal Terminal also performs railcar maintenance services at cost for APCo, I&M, PSO and SWEPCo. OPCo included revenues for these services in Sales to AEP Affiliates and expenses in Other Operation expense on the statements of income. The railcar maintenance revenues in 2011, 2010 and 2009 were as follows:

	Years Ended December 31,
Company	2011	2010	2009
	(in thousands)
APCo	$9	$7	$98
I&M	3,012	1,870	2,045
PSO	542	522	510
SWEPCo	2,348	1,044	914

In addition, Cook Coal Terminal provides railcar maintenance services for OVEC. OPCo recorded revenue in Other Revenues – Nonaffiliated on the statements of income in the amount of $1 million, for each year in 2011, 2010 and 2009. OVEC is 43.47% owned by AEP (includes OPCo's 4.3% ownership of OVEC).

I&M Barging, Urea Transloading and Other Services

I&M provides barging, urea transloading and other transportation services to affiliates. Urea is a chemical used to control NOx emissions at certain generation plants in the AEP System. I&M recorded revenues from barging, transloading and other services in Other Revenues – Affiliated on the statements of income. The affiliated companies recorded these costs paid to I&M as fuel expense or other operation expense. The amount of affiliated revenues and affiliated expenses were:

	Years Ended December 31,
Company	2011	2010	2009
	(in thousands)
I&M – Revenue	$105,373	$105,811	$94,921
AEGCo – Expense	15,460	12,548	13,167
APCo – Expense	27,455	28,241	29,442
KPCo – Expense	122	133	112
OPCo – Expense	36,980	44,160	38,039
AEP River Operations LLC – Expense (Nonutility
Subsidiary of AEP)	25,356	20,729	14,161

Central Machine Shop

APCo operates a facility which repairs and rebuilds specialized components for the generation plants across the AEP System. APCo defers the cost of performing these services on the balance sheet, then transfers the cost to the affiliate for reimbursement. The AEP subsidiaries recorded these billings as capital or maintenance expense depending on the nature of the services received. These billings are recoverable from customers. The following table provides the amounts billed by APCo to the following affiliates:

	Years Ended December 31,
Company	2011	2010	2009
	(in thousands)
AEGCo	$102	$180	$31
I&M	2,157	2,112	2,818
KGPCo	-	-	5
KPCo	298	368	358
OPCo	3,684	3,665	4,137
PSO	53	412	848
SWEPCo	946	560	966

Affiliate Coal Purchases

In 2008, OPCo entered into contracts to sell excess coal purchases to certain AEP subsidiaries through 2010. These sales (purchases) are reflected in Sales to AEP Affiliates on the statements of income. The following table shows the realized and unrealized amounts recorded for the years ended December 31, 2010 and 2009:

	Years Ended December 31,
Company	2010	2009
	(in thousands)
APCo	$(2,830)	$(1,573)
I&M	(1,383)	(813)
KPCo	(837)	(340)
OPCo	7,372	4,239
PSO	(796)	(585)
SWEPCo	(1,526)	(928)

Affiliate Railcar Agreement

Certain AEP subsidiaries have an agreement providing for the use of each other's leased or owned railcars when available. The agreement specifies that the company using the railcar will be billed, at cost, by the company furnishing the railcar. The AEP subsidiaries recorded these costs or reimbursements as costs or reduction of costs, respectively, in Fuel on the balance sheets and such costs are recoverable from customers. The following tables show the net effect of the railcar agreement on the balance sheets:

December 31, 2011
Billing Company

Billed Company	APCo	I&M	OPCo	PSO	SWEPCo	Total
	(in thousands)
APCo	$-	$-	$1,373	$-	$-	$1,373
I&M	91	-	1,190	80	787	2,148
KPCo	289	-	355	-	-	644
OPCo	840	170	-	8	66	1,084
PSO	289	842	234	-	382	1,747
SWEPCo	12	2,662	605	91	-	3,370
Total	$1,521	$3,674	$3,757	$179	$1,235	$10,366

December 31, 2010
Billing Company

Billed Company	APCo	I&M	OPCo	PSO	SWEPCo	Total
	(in thousands)
APCo	$-	$-	$1,195	$1	$(1)	$1,195
I&M	142	-	1,536	123	502	2,303
KPCo	399	-	245	-	-	644
OPCo	919	418	-	21	106	1,464
PSO	177	921	191	-	493	1,782
SWEPCo	328	2,162	594	110	-	3,194
Total	$1,965	$3,501	$3,761	$255	$1,100	$10,582

Purchased Power from OVEC

The amounts of power purchased by the Registrant Subsidiaries from OVEC for the years ended December 31, 2011, 2010 and 2009 were:

	Years Ended December 31,
Company	2011	2010	2009
	(in thousands)
APCo	$114,311	$105,307	$103,369
I&M	57,192	52,687	51,710
OPCo	145,207	133,776	131,318

The amounts shown above are recoverable from customers and are included in Purchased Electricity for Resale on the statements of income.

AEP Power Pool Purchases from OVEC

In 2011, the AEP Power Pool purchased power from OVEC to serve off-system sales and retail sales. These purchases are reported in Purchased Electricity for Resale on the statements of income. The following table shows the amounts recorded for the year ended December 31, 2011:

Year Ended
Company	December 31, 2011
(in thousands)
APCo	$21,110
I&M	12,942
OPCo	27,566

In January 2010, the AEP Power Pool began purchasing power from OVEC to serve off-system sales and retail sales through June 2010. Purchases serving off-system sales are reported net as a reduction in Electric Generation, Transmission and Distribution revenues and purchases serving retail sales are reported in Purchased Electricity for Resale on the statements of income. The following table shows the amounts recorded for the year ended December 31, 2010:

	Year Ended December 31, 2010
	Reported in	Reported in
Company	Revenues	Expenses

	(in thousands)
APCo	$6,631	$3,635
I&M	3,721	1,980
OPCo	7,937	4,231

Sales and Purchases of Property – Transmission Companies

In 2009, AEP Transmission Company, LLC (AEP Transco) formed seven wholly-owned transmission companies. AEP Transco is the holding company for the seven transmission companies. These seven companies (collectively Transcos) consist of: AEP Appalachian Transmission Company, Inc., AEP Indiana Michigan Transmission Company, Inc. (IMTCo), AEP Kentucky Transmission Company, Inc., AEP Ohio Transmission Company, Inc. (OHTCo), AEP West Virginia Transmission Company, Inc., AEP Oklahoma Transmission Company, Inc. (OKTCo) and AEP Southwestern Transmission Company, Inc. (SWTCo).

In 2010, certain AEP subsidiaries began selling and purchasing transmission property to/from certain Transcos. There were no gains or losses recorded on the transactions. The following table shows the sales, that were recorded at net book value, for the years ended December 31, 2011 and 2010:

	Years Ended December 31,
Companies	2011	2010
	(in thousands)
IMTCo to I&M	$1,156	$-
OPCo to OHTCo	8,723	-
PSO to OKTCo	1	1,543
SWTCo to SWEPCo	27	-

The amounts above are recorded in Property, Plant and Equipment on the balance sheets.

Sales and Purchases of Property

Certain AEP subsidiaries had affiliated sales and purchases of electric property individually amounting to $100 thousand or more for the years ended December 31, 2011, 2010 and 2009 as shown in the following tables:

Year Ended
Companies	December 31, 2011
(in thousands)
APCo to I&M	$277
APCo to KPCo	555
APCo to OPCo	523
OPCo to APCo	438
OPCo to I&M	848
PSO to SWEPCo	271

Year Ended
Companies	December 31, 2010
(in thousands)
AEGCo to APCo	$332
AEGCo to OPCo	190
APCo to I&M	1,090
APCo to KPCo	209
I&M to APCo	444
I&M to OPCo	485
I&M to SWEPCo	218
OPCo to APCo	3,011
OPCo to I&M	2,435
OPCo to KPCo	960
SWEPCo to PSO	3,680
TCC to SWEPCo	360

Year Ended
Companies	December 31, 2009
(in thousands)
APCo to I&M	$155
I&M to APCo	4,004
I&M to OPCo	6,378
OPCo to APCo	908
OPCo to I&M	6,026
OPCo to TCC	526
PSO to SWEPCo	118
TCC to APCo	426
TCC to SWEPCo	684

In addition, certain AEP subsidiaries had aggregate affiliated sales and purchases of meters and transformers for the years ended December 31, 2011, 2010 and 2009 as shown in the following tables:

Year Ended December 31, 2011
	Purchaser
Seller	APCo	I&M	KGPCo	KPCo	OPCo	PSO	SWEPCo	TCC	TNC	WPCo	Total
	(in thousands)
APCo	$-	$38	$1,106	$119	$731	$3	$293	$333	$-	$-	$2,623
I&M	61	-	-	-	324	10	15	14	2	15	441
KGPCo	903	-	-	3	-	-	-	-	-	-	906
KPCo	289	10	1	-	91	-	8	2	3	-	404
OPCo	54	1,338	-	44	-	25	96	90	1	456	2,104
PSO	3	-	-	-	13	-	150	2	2	-	170
SWEPCo	14	-	-	-	63	402	-	145	26	-	650
TCC	550	11	-	240	568	19	1,410	-	2,106	11	4,915
TNC	-	-	-	12	539	16	723	2,021	-	-	3,311
WPCo	-	-	-	7	193	-	-	-	-	-	200
Total	$1,874	$1,397	$1,107	$425	$2,522	$475	$2,695	$2,607	$2,140	$482	$15,724

Year Ended December 31, 2010
	Purchaser
Seller	APCo	I&M	KGPCo	KPCo	OPCo	PSO	SWEPCo	TCC	TNC	WPCo	Total
	(in thousands)
APCo	$-	$112	$225	$139	$137	$61	$31	$-	$-	$-	$705
I&M	138	-	-	7	356	116	1	-	63	14	695
KGPCo	154	-	-	-	-	-	-	-	-	-	154
KPCo	364	6	23	-	92	-	2	-	-	-	487
OPCo	211	432	1	139	-	79	1,104	165	10	372	2,513
PSO	-	-	-	-	44	-	560	6	3	-	613
SWEPCo	48	4	-	3	214	1,203	-	70	11	-	1,553
TCC	22	38	-	-	23	6	266	-	966	-	1,321
TNC	8	-	-	-	-	1	70	642	-	4	725
WPCo	-	-	-	-	111	-	-	-	-	-	111
Total	$945	$592	$249	$288	$977	$1,466	$2,034	$883	$1,053	$390	$8,877

Year Ended December 31, 2009
	Purchaser
Seller	APCo	I&M	KGPCo	KPCo	OPCo	PSO	SWEPCo	TCC	TNC	WPCo	Total
	(in thousands)
APCo	$-	$87	$305	$161	$147	$-	$19	$44	$-	$-	$763
I&M	39	-	-	50	403	119	65	37	75	17	805
KGPCo	213	-	-	-	-	-	-	-	-	-	213
KPCo	505	64	7	-	156	3	8	-	-	1	744
OPCo	402	323	-	87	-	99	91	1	44	467	1,514
PSO	23	7	-	-	43	-	607	26	1	-	707
SWEPCo	38	21	-	26	85	1,360	-	162	28	-	1,720
TCC	13	72	-	-	19	2	87	-	873	-	1,066
TNC	8	10	-	-	17	18	25	750	-	-	828
WPCo	-	-	-	-	176	-	-	-	-	-	176
Total	$1,241	$584	$312	$324	$1,046	$1,601	$902	$1,020	$1,021	$485	$8,536

The amounts above are recorded in Property, Plant and Equipment. Sales are recorded at cost.

Global Borrowing Notes

As of December 31, 2011 and 2010, AEP has an intercompany note in place with OPCo. The debt is reflected in Long-term Debt – Affiliated on OPCo's balance sheets. OPCo accrues interest for its share of the global borrowing and remits the interest to AEP. The accrued interest is reflected in Accrued Interest on OPCo's balance sheets.

Intercompany Billings

The Registrant Subsidiaries and other AEP subsidiaries perform certain utility services for each other when necessary or practical. The costs of these services are billed on a direct-charge basis, whenever possible, or on reasonable bases of proration for services that benefit multiple companies. The billings for services are made at cost and include no compensation for the use of equity capital.

Variable Interest Entities

The accounting guidance for “Variable Interest Entities” is a consolidation model that considers if a company has a controlling financial interest in a VIE. A controlling financial interest will have both (a) the power to direct the activities of a VIE that most significantly impact the VIE's economic performance and (b) the obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE. Entities are required to consolidate a VIE when it is determined that they have a controlling financial interest in a VIE and therefore, are the primary beneficiary of that VIE, as defined by the accounting guidance for “Variable Interest Entities.” In determining whether they are the primary beneficiary of a VIE, management considers for each Registrant Subsidiary factors such as equity at risk, the amount of the VIE's variability the Registrant Subsidiary absorbs, guarantees of indebtedness, voting rights including kick-out rights, the power to direct the VIE, variable interests held by related parties and other factors. Management believes that significant assumptions and judgments were applied consistently. In addition, the Registrant Subsidiaries have not provided financial or other support to any VIE that was not previously contractually required.

APCo, I&M, OPCo, PSO and SWEPCo each hold a significant variable interest in AEPSC.

I&M and OPCo each hold a significant variable interest in AEGCo.

AEPSC provides certain managerial and professional services to AEP's subsidiaries. AEP is the sole equity owner of AEPSC. AEP management controls the activities of AEPSC. The costs of the services are based on a direct charge or on a prorated basis and billed to the AEP subsidiary companies at AEPSC's cost. AEP subsidiaries have not provided financial or other support outside of the reimbursement of costs for services rendered. AEPSC finances its operations through cost reimbursement from other AEP subsidiaries. There are no other terms or arrangements between AEPSC and any of the AEP subsidiaries that could require additional financial support from an AEP subsidiary or expose them to losses outside of the normal course of business. AEPSC and its billings are subject to regulation by the FERC. AEP subsidiaries are exposed to losses to the extent they cannot recover the costs of AEPSC through their normal business operations. AEP subsidiaries are considered to have a significant interest in AEPSC due to their activity in AEPSC's cost reimbursement structure. However, AEP subsidiaries do not have control over AEPSC. AEPSC is consolidated by AEP. In the event AEPSC would require financing or other support outside the cost reimbursement billings, this financing would be provided by AEP.

Total AEPSC billings to the Registrant Subsidiaries were as follows:

	Years Ended December 31,
Company	2011	2010	2009
	(in thousands)
APCo	$195,787	$238,367	$200,828
I&M	126,505	139,920	128,372
OPCo	279,652	332,431	299,248
PSO	84,028	102,116	86,375
SWEPCo	130,148	147,928	129,887

The carrying amount and classification of variable interest in AEPSC's accounts payable are as follows:

	December 31,
	2011		2010
	As Reported on	Maximum	As Reported on	Maximum
Company	the Balance Sheet	Exposure	the Balance Sheet	Exposure
	(in thousands)
APCo	$20,812	$20,812	$23,230	$23,230
I&M	13,741	13,741	12,980	12,980
OPCo	29,823	29,823	29,603	29,603
PSO	9,280	9,280	9,384	9,384
SWEPCo	14,699	14,699	14,465	14,465

AEGCo, a wholly-owned subsidiary of AEP, is consolidated by AEP. AEGCo owns a 50% ownership interest in Rockport Plant Unit 1, leases a 50% interest in Rockport Plant Unit 2 and owns 100% of the Lawrenceburg Generating Station. AEGCo sells all the output from the Rockport Plant to I&M and KPCo. AEGCo leases the Lawrenceburg Generating Station to OPCo. AEP guarantees all the debt obligations of AEGCo. I&M and OPCo are considered to have a significant interest in AEGCo due to these transactions. I&M and OPCo are exposed to losses to the extent they cannot recover the costs of AEGCo through their normal business operations. In the event AEGCo would require financing or other support outside the billings to I&M, OPCo and KPCo, this financing would be provided by AEP. For additional information regarding AEGCo's lease, see “Rockport Lease” section of Note 12.

Total billings from AEGCo were as follows:

	Years Ended December 31,
Company	2011	2010	2009
	(in thousands)
I&M	$228,739	$235,741	$237,372
OPCo	185,741	113,801	75,469

The carrying amount and classification of variable interest in AEGCo’s accounts payable are as follows:

	December 31,
	2011		2010
	As Reported on	Maximum	As Reported on	Maximum
Company	the Balance Sheet	Exposure	the Balance Sheet	Exposure

	(in thousands)
I&M	$25,731	$25,731	$27,899	$27,899
OPCo	22,139	22,139	18,165	18,165

Public Service Co Of Oklahoma [Member]
Related Party Transactions [Abstract]
Related Party Transactions

14. RELATED PARTY TRANSACTIONS

For other related party transactions, also see “AEP System Tax Allocation Agreement” section of Note 11 in addition to “Utility Money Pool – AEP System” and “Sale of Receivables – AEP Credit” sections of Note 13.

AEP Power Pool

APCo, I&M, KPCo, OPCo and AEPSC are parties to the Interconnection Agreement, which defines the sharing of costs and benefits associated with the respective generating plants. This sharing is based upon each AEP utility subsidiary's MLR and is calculated monthly on the basis of each AEP utility subsidiary's maximum peak demand in relation to the sum of the maximum peak demands of all four AEP utility subsidiaries during the preceding 12 months. In addition, APCo, I&M, KPCo and OPCo are parties to the AEP System Interim Allowance Agreement, which provides, among other things, for the transfer of SO2 allowances associated with the transactions under the Interconnection Agreement.

Based upon the PUCO's January 2012 approval of OPCo's corporate separation plan, applications were filed in February 2012 with the FERC proposing to establish a new power cost sharing agreement between APCo, I&M and KPCo and transfer OPCo's generation assets to APCo, KPCo and a nonregulated AEP subsidiary. The Ohio corporate separation plan was subsequently rejected on rehearing in February 2012. Management is in the process of withdrawing the applications and intends to file new FERC and PUCO applications related to corporate separation.

Power, gas and risk management activities are conducted by AEPSC and profits and losses are allocated under the SIA to AEP Power Pool members, PSO and SWEPCo. Risk management activities involve the purchase and sale of electricity and gas under physical forward contracts at fixed and variable prices. In addition, the risk management of electricity, and to a lesser extent gas contracts, includes exchange traded futures and options and OTC options and swaps. The majority of these transactions represent physical forward contracts in the AEP System's traditional marketing area and are typically settled by entering into offsetting contracts. In addition, AEPSC enters into transactions for the purchase and sale of electricity and gas options, futures and swaps, and for the forward purchase and sale of electricity outside of the AEP System's traditional marketing area.

CSW Operating Agreement

PSO, SWEPCo and AEPSC are parties to a Restated and Amended Operating Agreement originally dated as of January 1, 1997 (CSW Operating Agreement), which was approved by the FERC. The CSW Operating Agreement requires PSO and SWEPCo to maintain adequate annual planning reserve margins and requires that capacity in excess of the required margins be made available for sale to other operating companies as capacity commitments. Parties are compensated for energy delivered to recipients based upon the deliverer's incremental cost plus a portion of the recipient's savings realized by the purchaser that avoids the use of more costly alternatives. Revenues and costs arising from third party sales are generally shared based on the amount of energy PSO or SWEPCo contributes that is sold to third parties.

System Integration Agreement (SIA)

The SIA provides for the integration and coordination of AEP East companies' and AEP West companies' zones. This includes joint dispatch of generation within the AEP System and the distribution, between the two zones, of costs and benefits associated with the transfers of power between the two zones (including sales to third parties and risk management and trading activities). The SIA is designed to function as an umbrella agreement in addition to the Interconnection Agreement and the CSW Operating Agreement, each of which controls the distribution of costs and benefits within a zone.

Power generated, allocated or provided under the Interconnection Agreement or CSW Operating Agreement to any Registrant Subsidiary is primarily sold to customers by such Registrant Subsidiary at rates approved (other than in Ohio) by the public utility commission in the jurisdiction of sale. In Ohio, such rates are based on a statutory formula as that jurisdiction transitions to the use of market rates for generation.

Under both the Interconnection Agreement and CSW Operating Agreement, power generated that is not needed to serve the native load of any Registrant Subsidiary is sold in the wholesale market by AEPSC on behalf of the generating subsidiary.

Affiliated Revenues and Purchases

The following tables show the revenues derived from sales to the pools, direct sales to affiliates, net transmission agreement sales, natural gas contracts with AEPES and other revenues for the years ended December 31, 2011, 2010 and 2009:

Related Party Revenues	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2011
Sales to AEP Power Pool	$186,788	$308,336	$823,703	$-	$-
Direct Sales to East Affiliates	126,737	-	115,120	124	3,535
Direct Sales to West Affiliates	1,492	908	1,936	10,624	43,714
Direct Sales to AEPEP	-	-	-	-	(637)
Transmission Agreement and Transmission
Coordination Agreement Sales	2,348	9,379	3,375	111	8,962
Natural Gas Contracts with AEPES	154	92	196	3	4
Other Revenues	42,283	1,469	33,669	3,330	2,037
Total Affiliated Revenues	$359,802	$320,184	$977,999	$14,192	$57,615

Related Party Revenues	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2010
Sales to AEP Power Pool	$158,873	$327,992	$839,441	$-	$-
Direct Sales to East Affiliates	123,832	-	115,406	1,210	1,248
Direct Sales to West Affiliates	3,471	1,931	4,125	19,629	39,851
Direct Sales to AEPEP	-	-	-	-	(286)
Direct Sales to Transmission Companies	44	1,848	236	30	1
Natural Gas Contracts with AEPES	(2,171)	(1,087)	(2,330)	2	3
Other Revenues	32,158	267	34,407	2,657	11,053
Total Affiliated Revenues	$316,207	$330,951	$991,285	$23,528	$51,870

Related Party Revenues	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2009
Sales to AEP Power Pool	$130,331	$198,579	$813,692	$-	$-
Direct Sales to East Affiliates	123,549	-	84,078	3,136	1,220
Direct Sales to West Affiliates	2,255	1,154	2,553	39,197	16,434
Direct Sales to AEPEP	-	-	-	-	(659)
Natural Gas Contracts with AEPES	(8,340)	(4,637)	(11,008)	(328)	(387)
Other Revenues	15,594	1,055	31,774	3,751	12,710
Total Affiliated Revenues	$263,389	$196,151	$921,089	$45,756	$29,318

The following tables show the purchased power expense incurred for purchases from the pools and affiliates for the years ended December 31, 2011, 2010 and 2009:

Related Party Purchases	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2011
Purchases from AEP Power Pool	$818,943	$124,598	$326,871	$-	$-
Direct Purchases from East Affiliates	-	-	-	6,378	1,184
Direct Purchases from West Affiliates	239	147	312	43,714	10,624
Purchases from AEGCo	-	228,739	185,741	-	-
Gas Purchases from AEPES	-	-	2,689	-	-
Total Purchases	$819,182	$353,484	$515,613	$50,092	$11,808

Related Party Purchases	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2010
Purchases from AEP Power Pool	$916,791	$91,129	$268,964	$-	$-
Direct Purchases from East Affiliates	-	-	-	6,162	4,078
Direct Purchases from West Affiliates	825	466	996	39,851	19,629
Purchases from AEGCo	-	235,740	113,801	-	-
Gas Purchases from AEPES	-	-	2,857	-	-
Total Purchases	$917,616	$327,335	$386,618	$46,013	$23,707

Related Party Purchases	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2009
Purchases from AEP Power Pool	$801,624	$99,159	$209,606	$-	$-
Direct Purchases from East Affiliates	-	-	-	2,896	3,515
Direct Purchases from West Affiliates	1,492	777	1,789	16,435	39,197
Direct Purchases from AEGCo	-	237,372	75,469	-	-
Gas Purchases from AEPES	-	-	1,251	-	-
Total Purchases	$803,116	$337,308	$288,115	$19,331	$42,712

The above summarized related party revenues and expenses are reported in Sales to AEP Affiliates and Purchased Electricity from AEP Affiliates on the Registrant Subsidiaries' statements of income. Since the Registrant Subsidiaries are included in AEP's consolidated results, the above summarized related party transactions are eliminated in total in AEP's consolidated revenues and expenses.

System Transmission Integration Agreement

AEP's System Transmission Integration Agreement provides for the integration and coordination of the planning, operation and maintenance of the transmission facilities of AEP East companies' and AEP West companies' zones. Similar to the SIA, the System Transmission Integration Agreement functions as an umbrella agreement in addition to the Transmission Agreement (TA) and the Transmission Coordination Agreement (TCA). The System Transmission Integration Agreement contains two service schedules that govern:

  The allocation of transmission costs and revenues.
  The allocation of third-party transmission costs and revenues and AEP System dispatch costs.

The System Transmission Integration Agreement anticipates that additional service schedules may be added as circumstances warrant.

APCo, I&M, KPCo and OPCo are parties to the TA, dated April 1, 1984, as amended, defining how they share the costs associated with their relative ownership of the extra-high-voltage transmission system (facilities rated 345 kV and above) and certain facilities operated at lower voltages (138 kV and above). Like the Interconnection Agreement, this sharing is based upon each company's MLR. The FERC approved a new TA effective November 2010. The impacts of the new TA will be phased-in for retail rates, adds KGPCo and WPCo as parties to the agreement and changes the allocation method.

PSO, SWEPCo and AEPSC are parties to the TCA, dated January 1, 1997, revised 1999 and 2011, as restated and amended, by and among PSO, SWEPCo and AEPSC, in connection with the operation of the transmission assets of the two AEP utility subsidiaries. Effective May 2011, TNC is no longer a party to the agreement. The TCA has been approved by the FERC and establishes a coordinating committee, which is charged with overseeing the coordinated planning of the transmission facilities of the parties to the agreement. This includes the performance of transmission planning studies, the interaction of such companies with independent system operators (ISO) and other regional bodies interested in transmission planning and compliance with the terms of the Open Access Transmission Tariff (OATT) filed with the FERC and the rules of the FERC relating to such a tariff.

Under the TCA, the parties to the agreement delegated to AEPSC the responsibility of monitoring the reliability of their transmission systems and administering the OATT on their behalf. The allocations have been governed by the FERC-approved OATT for the SPP (with respect to PSO and SWEPCo).

The following table shows the net (revenues) expenses allocated among parties to the TCA pursuant to the SPP OATT protocols as described above for the years ended December 31, 2011, 2010 and 2009:

	Years Ended December 31,
Company	2011	2010	2009
	(in thousands)
PSO	$9,000	$10,600	$11,100
SWEPCo	(9,000)	(10,500)	(11,100)

The net (revenues) expenses shown above are recorded in Sales to AEP Affiliates on SWEPCo's statements of income and Other Operation expense on PSO's statements of income.

ERCOT Contracts Transferred to AEPEP

Effective January 1, 2007, PSO and SWEPCo transferred certain existing ERCOT energy marketing contracts to AEPEP and entered into intercompany financial and physical purchase and sale agreements with AEPEP. This was done to lock in PSO and SWEPCo's margins on ERCOT trading and marketing contracts and to transfer the future associated commodity price and credit risk to AEPEP. The contracts ended in December 2009.

PSO and SWEPCo have historically presented third party ERCOT trading and marketing activity on a net basis in Revenues - Electric Generation, Transmission and Distribution. The applicable ERCOT third party trading and marketing contracts that were not transferred to AEPEP will remain until maturity on the balance sheets and will be presented on a net basis in Sales to AEP Affiliates on the statements of income.

The following tables indicate the sales to AEPEP and the amounts reclassified from third party to affiliates:

	Year Ended December 31, 2009
		Third Party Amounts	Net Amount
	Net Settlement	Reclassified to	Included in Sales
Company	with AEPEP	Affiliate	to AEP Affiliates
	(in thousands)
PSO	$(3,871)	$4,318	$447
SWEPCo	(4,569)	5,098	529

Cook Coal Terminal

Cook Coal Terminal also performs railcar maintenance services at cost for APCo, I&M, PSO and SWEPCo. OPCo included revenues for these services in Sales to AEP Affiliates and expenses in Other Operation expense on the statements of income. The railcar maintenance revenues in 2011, 2010 and 2009 were as follows:

	Years Ended December 31,
Company	2011	2010	2009
	(in thousands)
APCo	$9	$7	$98
I&M	3,012	1,870	2,045
PSO	542	522	510
SWEPCo	2,348	1,044	914

APCo, I&M, PSO and SWEPCo recorded the cost of the railcar maintenance services in Fuel on the balance sheets.

SWEPCo Railcar Facility

SWEPCo operates a railcar maintenance facility in Alliance, Nebraska. The facility performs maintenance on its own railcars as well as railcars belonging to I&M, PSO and third parties. SWEPCo billed I&M $2.9 million and $1.8 million for railcar services provided in 2011 and 2010, respectively, and billed PSO $287 thousand and $655 thousand in 2011 and 2010, respectively. These billings, for SWEPCo, and costs, for I&M and PSO, are recorded in Fuel on the balance sheets.

Central Machine Shop

APCo operates a facility which repairs and rebuilds specialized components for the generation plants across the AEP System. APCo defers the cost of performing these services on the balance sheet, then transfers the cost to the affiliate for reimbursement. The AEP subsidiaries recorded these billings as capital or maintenance expense depending on the nature of the services received. These billings are recoverable from customers. The following table provides the amounts billed by APCo to the following affiliates:

	Years Ended December 31,
Company	2011	2010	2009
	(in thousands)
AEGCo	$102	$180	$31
I&M	2,157	2,112	2,818
KGPCo	-	-	5
KPCo	298	368	358
OPCo	3,684	3,665	4,137
PSO	53	412	848
SWEPCo	946	560	966

Affiliate Coal Purchases

In 2008, OPCo entered into contracts to sell excess coal purchases to certain AEP subsidiaries through 2010. These sales (purchases) are reflected in Sales to AEP Affiliates on the statements of income. The following table shows the realized and unrealized amounts recorded for the years ended December 31, 2010 and 2009:

	Years Ended December 31,
Company	2010	2009
	(in thousands)
APCo	$(2,830)	$(1,573)
I&M	(1,383)	(813)
KPCo	(837)	(340)
OPCo	7,372	4,239
PSO	(796)	(585)
SWEPCo	(1,526)	(928)

Affiliate Railcar Agreement

Certain AEP subsidiaries have an agreement providing for the use of each other's leased or owned railcars when available. The agreement specifies that the company using the railcar will be billed, at cost, by the company furnishing the railcar. The AEP subsidiaries recorded these costs or reimbursements as costs or reduction of costs, respectively, in Fuel on the balance sheets and such costs are recoverable from customers. The following tables show the net effect of the railcar agreement on the balance sheets:

December 31, 2011
Billing Company

Billed Company	APCo	I&M	OPCo	PSO	SWEPCo	Total
	(in thousands)
APCo	$-	$-	$1,373	$-	$-	$1,373
I&M	91	-	1,190	80	787	2,148
KPCo	289	-	355	-	-	644
OPCo	840	170	-	8	66	1,084
PSO	289	842	234	-	382	1,747
SWEPCo	12	2,662	605	91	-	3,370
Total	$1,521	$3,674	$3,757	$179	$1,235	$10,366

December 31, 2010
Billing Company

Billed Company	APCo	I&M	OPCo	PSO	SWEPCo	Total
	(in thousands)
APCo	$-	$-	$1,195	$1	$(1)	$1,195
I&M	142	-	1,536	123	502	2,303
KPCo	399	-	245	-	-	644
OPCo	919	418	-	21	106	1,464
PSO	177	921	191	-	493	1,782
SWEPCo	328	2,162	594	110	-	3,194
Total	$1,965	$3,501	$3,761	$255	$1,100	$10,582

Sales and Purchases of Property – Transmission Companies

In 2009, AEP Transmission Company, LLC (AEP Transco) formed seven wholly-owned transmission companies. AEP Transco is the holding company for the seven transmission companies. These seven companies (collectively Transcos) consist of: AEP Appalachian Transmission Company, Inc., AEP Indiana Michigan Transmission Company, Inc. (IMTCo), AEP Kentucky Transmission Company, Inc., AEP Ohio Transmission Company, Inc. (OHTCo), AEP West Virginia Transmission Company, Inc., AEP Oklahoma Transmission Company, Inc. (OKTCo) and AEP Southwestern Transmission Company, Inc. (SWTCo).

In 2010, certain AEP subsidiaries began selling and purchasing transmission property to/from certain Transcos. There were no gains or losses recorded on the transactions. The following table shows the sales, that were recorded at net book value, for the years ended December 31, 2011 and 2010:

	Years Ended December 31,
Companies	2011	2010
	(in thousands)
IMTCo to I&M	$1,156	$-
OPCo to OHTCo	8,723	-
PSO to OKTCo	1	1,543
SWTCo to SWEPCo	27	-

The amounts above are recorded in Property, Plant and Equipment on the balance sheets.

Sales and Purchases of Property

Certain AEP subsidiaries had affiliated sales and purchases of electric property individually amounting to $100 thousand or more for the years ended December 31, 2011, 2010 and 2009 as shown in the following tables:

Year Ended
Companies	December 31, 2011
(in thousands)
APCo to I&M	$277
APCo to KPCo	555
APCo to OPCo	523
OPCo to APCo	438
OPCo to I&M	848
PSO to SWEPCo	271

Year Ended
Companies	December 31, 2010
(in thousands)
AEGCo to APCo	$332
AEGCo to OPCo	190
APCo to I&M	1,090
APCo to KPCo	209
I&M to APCo	444
I&M to OPCo	485
I&M to SWEPCo	218
OPCo to APCo	3,011
OPCo to I&M	2,435
OPCo to KPCo	960
SWEPCo to PSO	3,680
TCC to SWEPCo	360

Year Ended
Companies	December 31, 2009
(in thousands)
APCo to I&M	$155
I&M to APCo	4,004
I&M to OPCo	6,378
OPCo to APCo	908
OPCo to I&M	6,026
OPCo to TCC	526
PSO to SWEPCo	118
TCC to APCo	426
TCC to SWEPCo	684

In addition, certain AEP subsidiaries had aggregate affiliated sales and purchases of meters and transformers for the years ended December 31, 2011, 2010 and 2009 as shown in the following tables:

Year Ended December 31, 2011
	Purchaser
Seller	APCo	I&M	KGPCo	KPCo	OPCo	PSO	SWEPCo	TCC	TNC	WPCo	Total
	(in thousands)
APCo	$-	$38	$1,106	$119	$731	$3	$293	$333	$-	$-	$2,623
I&M	61	-	-	-	324	10	15	14	2	15	441
KGPCo	903	-	-	3	-	-	-	-	-	-	906
KPCo	289	10	1	-	91	-	8	2	3	-	404
OPCo	54	1,338	-	44	-	25	96	90	1	456	2,104
PSO	3	-	-	-	13	-	150	2	2	-	170
SWEPCo	14	-	-	-	63	402	-	145	26	-	650
TCC	550	11	-	240	568	19	1,410	-	2,106	11	4,915
TNC	-	-	-	12	539	16	723	2,021	-	-	3,311
WPCo	-	-	-	7	193	-	-	-	-	-	200
Total	$1,874	$1,397	$1,107	$425	$2,522	$475	$2,695	$2,607	$2,140	$482	$15,724

Year Ended December 31, 2010
	Purchaser
Seller	APCo	I&M	KGPCo	KPCo	OPCo	PSO	SWEPCo	TCC	TNC	WPCo	Total
	(in thousands)
APCo	$-	$112	$225	$139	$137	$61	$31	$-	$-	$-	$705
I&M	138	-	-	7	356	116	1	-	63	14	695
KGPCo	154	-	-	-	-	-	-	-	-	-	154
KPCo	364	6	23	-	92	-	2	-	-	-	487
OPCo	211	432	1	139	-	79	1,104	165	10	372	2,513
PSO	-	-	-	-	44	-	560	6	3	-	613
SWEPCo	48	4	-	3	214	1,203	-	70	11	-	1,553
TCC	22	38	-	-	23	6	266	-	966	-	1,321
TNC	8	-	-	-	-	1	70	642	-	4	725
WPCo	-	-	-	-	111	-	-	-	-	-	111
Total	$945	$592	$249	$288	$977	$1,466	$2,034	$883	$1,053	$390	$8,877

Year Ended December 31, 2009
	Purchaser
Seller	APCo	I&M	KGPCo	KPCo	OPCo	PSO	SWEPCo	TCC	TNC	WPCo	Total
	(in thousands)
APCo	$-	$87	$305	$161	$147	$-	$19	$44	$-	$-	$763
I&M	39	-	-	50	403	119	65	37	75	17	805
KGPCo	213	-	-	-	-	-	-	-	-	-	213
KPCo	505	64	7	-	156	3	8	-	-	1	744
OPCo	402	323	-	87	-	99	91	1	44	467	1,514
PSO	23	7	-	-	43	-	607	26	1	-	707
SWEPCo	38	21	-	26	85	1,360	-	162	28	-	1,720
TCC	13	72	-	-	19	2	87	-	873	-	1,066
TNC	8	10	-	-	17	18	25	750	-	-	828
WPCo	-	-	-	-	176	-	-	-	-	-	176
Total	$1,241	$584	$312	$324	$1,046	$1,601	$902	$1,020	$1,021	$485	$8,536

The amounts above are recorded in Property, Plant and Equipment. Sales are recorded at cost.

Intercompany Billings

The Registrant Subsidiaries and other AEP subsidiaries perform certain utility services for each other when necessary or practical. The costs of these services are billed on a direct-charge basis, whenever possible, or on reasonable bases of proration for services that benefit multiple companies. The billings for services are made at cost and include no compensation for the use of equity capital.

Variable Interest Entities

The accounting guidance for “Variable Interest Entities” is a consolidation model that considers if a company has a controlling financial interest in a VIE. A controlling financial interest will have both (a) the power to direct the activities of a VIE that most significantly impact the VIE's economic performance and (b) the obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE. Entities are required to consolidate a VIE when it is determined that they have a controlling financial interest in a VIE and therefore, are the primary beneficiary of that VIE, as defined by the accounting guidance for “Variable Interest Entities.” In determining whether they are the primary beneficiary of a VIE, management considers for each Registrant Subsidiary factors such as equity at risk, the amount of the VIE's variability the Registrant Subsidiary absorbs, guarantees of indebtedness, voting rights including kick-out rights, the power to direct the VIE, variable interests held by related parties and other factors. Management believes that significant assumptions and judgments were applied consistently. In addition, the Registrant Subsidiaries have not provided financial or other support to any VIE that was not previously contractually required.

APCo, I&M, OPCo, PSO and SWEPCo each hold a significant variable interest in AEPSC.

AEPSC provides certain managerial and professional services to AEP's subsidiaries. AEP is the sole equity owner of AEPSC. AEP management controls the activities of AEPSC. The costs of the services are based on a direct charge or on a prorated basis and billed to the AEP subsidiary companies at AEPSC's cost. AEP subsidiaries have not provided financial or other support outside of the reimbursement of costs for services rendered. AEPSC finances its operations through cost reimbursement from other AEP subsidiaries. There are no other terms or arrangements between AEPSC and any of the AEP subsidiaries that could require additional financial support from an AEP subsidiary or expose them to losses outside of the normal course of business. AEPSC and its billings are subject to regulation by the FERC. AEP subsidiaries are exposed to losses to the extent they cannot recover the costs of AEPSC through their normal business operations. AEP subsidiaries are considered to have a significant interest in AEPSC due to their activity in AEPSC's cost reimbursement structure. However, AEP subsidiaries do not have control over AEPSC. AEPSC is consolidated by AEP. In the event AEPSC would require financing or other support outside the cost reimbursement billings, this financing would be provided by AEP.

Total AEPSC billings to the Registrant Subsidiaries were as follows:

	Years Ended December 31,
Company	2011	2010	2009
	(in thousands)
APCo	$195,787	$238,367	$200,828
I&M	126,505	139,920	128,372
OPCo	279,652	332,431	299,248
PSO	84,028	102,116	86,375
SWEPCo	130,148	147,928	129,887

The carrying amount and classification of variable interest in AEPSC's accounts payable are as follows:

	December 31,
	2011		2010
	As Reported on	Maximum	As Reported on	Maximum
Company	the Balance Sheet	Exposure	the Balance Sheet	Exposure
	(in thousands)
APCo	$20,812	$20,812	$23,230	$23,230
I&M	13,741	13,741	12,980	12,980
OPCo	29,823	29,823	29,603	29,603
PSO	9,280	9,280	9,384	9,384
SWEPCo	14,699	14,699	14,465	14,465

Southwestern Electric Power Co [Member]
Related Party Transactions [Abstract]
Related Party Transactions
	December 31,
	2011		2010
	As Reported on	Maximum	As Reported on	Maximum
	the Balance Sheet	Exposure	the Balance Sheet	Exposure
	(in millions)
Capital Contribution from SWEPCo	$8	$8	$6	$6
Retained Earnings	1	1	2	2
SWEPCo's Guarantee of Debt	-	52	-	48

Total Investment in DHLC	$9	$61	$8	$56

14. RELATED PARTY TRANSACTIONS

For other related party transactions, also see “AEP System Tax Allocation Agreement” section of Note 11 in addition to “Utility Money Pool – AEP System” and “Sale of Receivables – AEP Credit” sections of Note 13.

AEP Power Pool

APCo, I&M, KPCo, OPCo and AEPSC are parties to the Interconnection Agreement, which defines the sharing of costs and benefits associated with the respective generating plants. This sharing is based upon each AEP utility subsidiary's MLR and is calculated monthly on the basis of each AEP utility subsidiary's maximum peak demand in relation to the sum of the maximum peak demands of all four AEP utility subsidiaries during the preceding 12 months. In addition, APCo, I&M, KPCo and OPCo are parties to the AEP System Interim Allowance Agreement, which provides, among other things, for the transfer of SO2 allowances associated with the transactions under the Interconnection Agreement.

Based upon the PUCO's January 2012 approval of OPCo's corporate separation plan, applications were filed in February 2012 with the FERC proposing to establish a new power cost sharing agreement between APCo, I&M and KPCo and transfer OPCo's generation assets to APCo, KPCo and a nonregulated AEP subsidiary. The Ohio corporate separation plan was subsequently rejected on rehearing in February 2012. Management is in the process of withdrawing the applications and intends to file new FERC and PUCO applications related to corporate separation.

Power, gas and risk management activities are conducted by AEPSC and profits and losses are allocated under the SIA to AEP Power Pool members, PSO and SWEPCo. Risk management activities involve the purchase and sale of electricity and gas under physical forward contracts at fixed and variable prices. In addition, the risk management of electricity, and to a lesser extent gas contracts, includes exchange traded futures and options and OTC options and swaps. The majority of these transactions represent physical forward contracts in the AEP System's traditional marketing area and are typically settled by entering into offsetting contracts. In addition, AEPSC enters into transactions for the purchase and sale of electricity and gas options, futures and swaps, and for the forward purchase and sale of electricity outside of the AEP System's traditional marketing area.

CSW Operating Agreement

PSO, SWEPCo and AEPSC are parties to a Restated and Amended Operating Agreement originally dated as of January 1, 1997 (CSW Operating Agreement), which was approved by the FERC. The CSW Operating Agreement requires PSO and SWEPCo to maintain adequate annual planning reserve margins and requires that capacity in excess of the required margins be made available for sale to other operating companies as capacity commitments. Parties are compensated for energy delivered to recipients based upon the deliverer's incremental cost plus a portion of the recipient's savings realized by the purchaser that avoids the use of more costly alternatives. Revenues and costs arising from third party sales are generally shared based on the amount of energy PSO or SWEPCo contributes that is sold to third parties.

System Integration Agreement (SIA)

The SIA provides for the integration and coordination of AEP East companies' and AEP West companies' zones. This includes joint dispatch of generation within the AEP System and the distribution, between the two zones, of costs and benefits associated with the transfers of power between the two zones (including sales to third parties and risk management and trading activities). The SIA is designed to function as an umbrella agreement in addition to the Interconnection Agreement and the CSW Operating Agreement, each of which controls the distribution of costs and benefits within a zone.

Power generated, allocated or provided under the Interconnection Agreement or CSW Operating Agreement to any Registrant Subsidiary is primarily sold to customers by such Registrant Subsidiary at rates approved (other than in Ohio) by the public utility commission in the jurisdiction of sale. In Ohio, such rates are based on a statutory formula as that jurisdiction transitions to the use of market rates for generation.

Under both the Interconnection Agreement and CSW Operating Agreement, power generated that is not needed to serve the native load of any Registrant Subsidiary is sold in the wholesale market by AEPSC on behalf of the generating subsidiary.

Affiliated Revenues and Purchases

The following tables show the revenues derived from sales to the pools, direct sales to affiliates, net transmission agreement sales, natural gas contracts with AEPES and other revenues for the years ended December 31, 2011, 2010 and 2009:

Related Party Revenues	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2011
Sales to AEP Power Pool	$186,788	$308,336	$823,703	$-	$-
Direct Sales to East Affiliates	126,737	-	115,120	124	3,535
Direct Sales to West Affiliates	1,492	908	1,936	10,624	43,714
Direct Sales to AEPEP	-	-	-	-	(637)
Transmission Agreement and Transmission
Coordination Agreement Sales	2,348	9,379	3,375	111	8,962
Natural Gas Contracts with AEPES	154	92	196	3	4
Other Revenues	42,283	1,469	33,669	3,330	2,037
Total Affiliated Revenues	$359,802	$320,184	$977,999	$14,192	$57,615

Related Party Revenues	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2010
Sales to AEP Power Pool	$158,873	$327,992	$839,441	$-	$-
Direct Sales to East Affiliates	123,832	-	115,406	1,210	1,248
Direct Sales to West Affiliates	3,471	1,931	4,125	19,629	39,851
Direct Sales to AEPEP	-	-	-	-	(286)
Direct Sales to Transmission Companies	44	1,848	236	30	1
Natural Gas Contracts with AEPES	(2,171)	(1,087)	(2,330)	2	3
Other Revenues	32,158	267	34,407	2,657	11,053
Total Affiliated Revenues	$316,207	$330,951	$991,285	$23,528	$51,870

Related Party Revenues	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2009
Sales to AEP Power Pool	$130,331	$198,579	$813,692	$-	$-
Direct Sales to East Affiliates	123,549	-	84,078	3,136	1,220
Direct Sales to West Affiliates	2,255	1,154	2,553	39,197	16,434
Direct Sales to AEPEP	-	-	-	-	(659)
Natural Gas Contracts with AEPES	(8,340)	(4,637)	(11,008)	(328)	(387)
Other Revenues	15,594	1,055	31,774	3,751	12,710
Total Affiliated Revenues	$263,389	$196,151	$921,089	$45,756	$29,318

The following tables show the purchased power expense incurred for purchases from the pools and affiliates for the years ended December 31, 2011, 2010 and 2009:

Related Party Purchases	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2011
Purchases from AEP Power Pool	$818,943	$124,598	$326,871	$-	$-
Direct Purchases from East Affiliates	-	-	-	6,378	1,184
Direct Purchases from West Affiliates	239	147	312	43,714	10,624
Purchases from AEGCo	-	228,739	185,741	-	-
Gas Purchases from AEPES	-	-	2,689	-	-
Total Purchases	$819,182	$353,484	$515,613	$50,092	$11,808

Related Party Purchases	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2010
Purchases from AEP Power Pool	$916,791	$91,129	$268,964	$-	$-
Direct Purchases from East Affiliates	-	-	-	6,162	4,078
Direct Purchases from West Affiliates	825	466	996	39,851	19,629
Purchases from AEGCo	-	235,740	113,801	-	-
Gas Purchases from AEPES	-	-	2,857	-	-
Total Purchases	$917,616	$327,335	$386,618	$46,013	$23,707

Related Party Purchases	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2009
Purchases from AEP Power Pool	$801,624	$99,159	$209,606	$-	$-
Direct Purchases from East Affiliates	-	-	-	2,896	3,515
Direct Purchases from West Affiliates	1,492	777	1,789	16,435	39,197
Direct Purchases from AEGCo	-	237,372	75,469	-	-
Gas Purchases from AEPES	-	-	1,251	-	-
Total Purchases	$803,116	$337,308	$288,115	$19,331	$42,712

The above summarized related party revenues and expenses are reported in Sales to AEP Affiliates and Purchased Electricity from AEP Affiliates on the Registrant Subsidiaries' statements of income. Since the Registrant Subsidiaries are included in AEP's consolidated results, the above summarized related party transactions are eliminated in total in AEP's consolidated revenues and expenses.

System Transmission Integration Agreement

AEP's System Transmission Integration Agreement provides for the integration and coordination of the planning, operation and maintenance of the transmission facilities of AEP East companies' and AEP West companies' zones. Similar to the SIA, the System Transmission Integration Agreement functions as an umbrella agreement in addition to the Transmission Agreement (TA) and the Transmission Coordination Agreement (TCA). The System Transmission Integration Agreement contains two service schedules that govern:

  The allocation of transmission costs and revenues.
  The allocation of third-party transmission costs and revenues and AEP System dispatch costs.

The System Transmission Integration Agreement anticipates that additional service schedules may be added as circumstances warrant.

APCo, I&M, KPCo and OPCo are parties to the TA, dated April 1, 1984, as amended, defining how they share the costs associated with their relative ownership of the extra-high-voltage transmission system (facilities rated 345 kV and above) and certain facilities operated at lower voltages (138 kV and above). Like the Interconnection Agreement, this sharing is based upon each company's MLR. The FERC approved a new TA effective November 2010. The impacts of the new TA will be phased-in for retail rates, adds KGPCo and WPCo as parties to the agreement and changes the allocation method.

PSO, SWEPCo and AEPSC are parties to the TCA, dated January 1, 1997, revised 1999 and 2011, as restated and amended, by and among PSO, SWEPCo and AEPSC, in connection with the operation of the transmission assets of the two AEP utility subsidiaries. Effective May 2011, TNC is no longer a party to the agreement. The TCA has been approved by the FERC and establishes a coordinating committee, which is charged with overseeing the coordinated planning of the transmission facilities of the parties to the agreement. This includes the performance of transmission planning studies, the interaction of such companies with independent system operators (ISO) and other regional bodies interested in transmission planning and compliance with the terms of the Open Access Transmission Tariff (OATT) filed with the FERC and the rules of the FERC relating to such a tariff.

Under the TCA, the parties to the agreement delegated to AEPSC the responsibility of monitoring the reliability of their transmission systems and administering the OATT on their behalf. The allocations have been governed by the FERC-approved OATT for the SPP (with respect to PSO and SWEPCo).

The following table shows the net (revenues) expenses allocated among parties to the TCA pursuant to the SPP OATT protocols as described above for the years ended December 31, 2011, 2010 and 2009:

	Years Ended December 31,
Company	2011	2010	2009
	(in thousands)
PSO	$9,000	$10,600	$11,100
SWEPCo	(9,000)	(10,500)	(11,100)

The net (revenues) expenses shown above are recorded in Sales to AEP Affiliates on SWEPCo's statements of income and Other Operation expense on PSO's statements of income.

Assignment from SWEPCo to AEPEP

In March 2008, SWEPCo assigned its portion of a 20-year Purchase Power Agreement (PPA) to AEPEP. In addition to the PPA assignment, an intercompany agreement was executed between AEPEP and SWEPCo to provide SWEPCo with future margins related to its share. SWEPCo also retained the rights to the Renewable Energy Credit Offsets from the PPA. The PPA and intercompany agreements are effective through 2019. SWEPCo recorded losses of $637 thousand, $286 thousand and $659 thousand from AEPEP in Sales to AEP Affiliates on the 2011, 2010 and 2009 statements of income, respectively.

ERCOT Contracts Transferred to AEPEP

Effective January 1, 2007, PSO and SWEPCo transferred certain existing ERCOT energy marketing contracts to AEPEP and entered into intercompany financial and physical purchase and sale agreements with AEPEP. This was done to lock in PSO and SWEPCo's margins on ERCOT trading and marketing contracts and to transfer the future associated commodity price and credit risk to AEPEP. The contracts ended in December 2009.

PSO and SWEPCo have historically presented third party ERCOT trading and marketing activity on a net basis in Revenues - Electric Generation, Transmission and Distribution. The applicable ERCOT third party trading and marketing contracts that were not transferred to AEPEP will remain until maturity on the balance sheets and will be presented on a net basis in Sales to AEP Affiliates on the statements of income.

The following tables indicate the sales to AEPEP and the amounts reclassified from third party to affiliates:

	Year Ended December 31, 2009
		Third Party Amounts	Net Amount
	Net Settlement	Reclassified to	Included in Sales
Company	with AEPEP	Affiliate	to AEP Affiliates
	(in thousands)
PSO	$(3,871)	$4,318	$447
SWEPCo	(4,569)	5,098	529

Cook Coal Terminal

Cook Coal Terminal also performs railcar maintenance services at cost for APCo, I&M, PSO and SWEPCo. OPCo included revenues for these services in Sales to AEP Affiliates and expenses in Other Operation expense on the statements of income. The railcar maintenance revenues in 2011, 2010 and 2009 were as follows:

	Years Ended December 31,
Company	2011	2010	2009
	(in thousands)
APCo	$9	$7	$98
I&M	3,012	1,870	2,045
PSO	542	522	510
SWEPCo	2,348	1,044	914

APCo, I&M, PSO and SWEPCo recorded the cost of the railcar maintenance services in Fuel on the balance sheets.

SWEPCo Railcar Facility

SWEPCo operates a railcar maintenance facility in Alliance, Nebraska. The facility performs maintenance on its own railcars as well as railcars belonging to I&M, PSO and third parties. SWEPCo billed I&M $2.9 million and $1.8 million for railcar services provided in 2011 and 2010, respectively, and billed PSO $287 thousand and $655 thousand in 2011 and 2010, respectively. These billings, for SWEPCo, and costs, for I&M and PSO, are recorded in Fuel on the balance sheets.

Central Machine Shop

APCo operates a facility which repairs and rebuilds specialized components for the generation plants across the AEP System. APCo defers the cost of performing these services on the balance sheet, then transfers the cost to the affiliate for reimbursement. The AEP subsidiaries recorded these billings as capital or maintenance expense depending on the nature of the services received. These billings are recoverable from customers. The following table provides the amounts billed by APCo to the following affiliates:

	Years Ended December 31,
Company	2011	2010	2009
	(in thousands)
AEGCo	$102	$180	$31
I&M	2,157	2,112	2,818
KGPCo	-	-	5
KPCo	298	368	358
OPCo	3,684	3,665	4,137
PSO	53	412	848
SWEPCo	946	560	966

Affiliate Coal Purchases

In 2008, OPCo entered into contracts to sell excess coal purchases to certain AEP subsidiaries through 2010. These sales (purchases) are reflected in Sales to AEP Affiliates on the statements of income. The following table shows the realized and unrealized amounts recorded for the years ended December 31, 2010 and 2009:

	Years Ended December 31,
Company	2010	2009
	(in thousands)
APCo	$(2,830)	$(1,573)
I&M	(1,383)	(813)
KPCo	(837)	(340)
OPCo	7,372	4,239
PSO	(796)	(585)
SWEPCo	(1,526)	(928)

Affiliate Railcar Agreement

Certain AEP subsidiaries have an agreement providing for the use of each other's leased or owned railcars when available. The agreement specifies that the company using the railcar will be billed, at cost, by the company furnishing the railcar. The AEP subsidiaries recorded these costs or reimbursements as costs or reduction of costs, respectively, in Fuel on the balance sheets and such costs are recoverable from customers. The following tables show the net effect of the railcar agreement on the balance sheets:

December 31, 2011
Billing Company

Billed Company	APCo	I&M	OPCo	PSO	SWEPCo	Total
	(in thousands)
APCo	$-	$-	$1,373	$-	$-	$1,373
I&M	91	-	1,190	80	787	2,148
KPCo	289	-	355	-	-	644
OPCo	840	170	-	8	66	1,084
PSO	289	842	234	-	382	1,747
SWEPCo	12	2,662	605	91	-	3,370
Total	$1,521	$3,674	$3,757	$179	$1,235	$10,366

December 31, 2010
Billing Company

Billed Company	APCo	I&M	OPCo	PSO	SWEPCo	Total
	(in thousands)
APCo	$-	$-	$1,195	$1	$(1)	$1,195
I&M	142	-	1,536	123	502	2,303
KPCo	399	-	245	-	-	644
OPCo	919	418	-	21	106	1,464
PSO	177	921	191	-	493	1,782
SWEPCo	328	2,162	594	110	-	3,194
Total	$1,965	$3,501	$3,761	$255	$1,100	$10,582

SWEPCo Transactions with Oxbow Lignite Company

Oxbow Lignite Company, LLC (OLC) is jointly-owned by SWEPCo and CLECO, each owning 50%. As joint-owners, SWEPCo and CLECO have equal representation in OLC regarding ownership, liability, profit and distributions. OLC has surface lease and lignite and coal lease agreements which provide equal rights to each owner to mine the reserves and equal liability for the depletion costs. DHLC is the exclusive miner of OLC's reserves and 100% of the lignite mined is sold to SWEPCo and CLECO. SWEPCo paid OLC $890 thousand and $465 thousand for land leases, lignite leases and administrative services in 2011 and 2010, respectively. SWEPCo recorded these costs in Fuel on the balance sheets. See “Oxbow Lignite Company and Red River Mining Company” section of Note 6 for additional information regarding the purchase of OLC.

Sales and Purchases of Property – Transmission Companies

In 2009, AEP Transmission Company, LLC (AEP Transco) formed seven wholly-owned transmission companies. AEP Transco is the holding company for the seven transmission companies. These seven companies (collectively Transcos) consist of: AEP Appalachian Transmission Company, Inc., AEP Indiana Michigan Transmission Company, Inc. (IMTCo), AEP Kentucky Transmission Company, Inc., AEP Ohio Transmission Company, Inc. (OHTCo), AEP West Virginia Transmission Company, Inc., AEP Oklahoma Transmission Company, Inc. (OKTCo) and AEP Southwestern Transmission Company, Inc. (SWTCo).

In 2010, certain AEP subsidiaries began selling and purchasing transmission property to/from certain Transcos. There were no gains or losses recorded on the transactions. The following table shows the sales, that were recorded at net book value, for the years ended December 31, 2011 and 2010:

	Years Ended December 31,
Companies	2011	2010
	(in thousands)
IMTCo to I&M	$1,156	$-
OPCo to OHTCo	8,723	-
PSO to OKTCo	1	1,543
SWTCo to SWEPCo	27	-

The amounts above are recorded in Property, Plant and Equipment on the balance sheets.

Sales and Purchases of Property

Certain AEP subsidiaries had affiliated sales and purchases of electric property individually amounting to $100 thousand or more for the years ended December 31, 2011, 2010 and 2009 as shown in the following tables:

Year Ended
Companies	December 31, 2011
(in thousands)
APCo to I&M	$277
APCo to KPCo	555
APCo to OPCo	523
OPCo to APCo	438
OPCo to I&M	848
PSO to SWEPCo	271

Year Ended
Companies	December 31, 2010
(in thousands)
AEGCo to APCo	$332
AEGCo to OPCo	190
APCo to I&M	1,090
APCo to KPCo	209
I&M to APCo	444
I&M to OPCo	485
I&M to SWEPCo	218
OPCo to APCo	3,011
OPCo to I&M	2,435
OPCo to KPCo	960
SWEPCo to PSO	3,680
TCC to SWEPCo	360

Year Ended
Companies	December 31, 2009
(in thousands)
APCo to I&M	$155
I&M to APCo	4,004
I&M to OPCo	6,378
OPCo to APCo	908
OPCo to I&M	6,026
OPCo to TCC	526
PSO to SWEPCo	118
TCC to APCo	426
TCC to SWEPCo	684

In addition, certain AEP subsidiaries had aggregate affiliated sales and purchases of meters and transformers for the years ended December 31, 2011, 2010 and 2009 as shown in the following tables:

Year Ended December 31, 2011
	Purchaser
Seller	APCo	I&M	KGPCo	KPCo	OPCo	PSO	SWEPCo	TCC	TNC	WPCo	Total
	(in thousands)
APCo	$-	$38	$1,106	$119	$731	$3	$293	$333	$-	$-	$2,623
I&M	61	-	-	-	324	10	15	14	2	15	441
KGPCo	903	-	-	3	-	-	-	-	-	-	906
KPCo	289	10	1	-	91	-	8	2	3	-	404
OPCo	54	1,338	-	44	-	25	96	90	1	456	2,104
PSO	3	-	-	-	13	-	150	2	2	-	170
SWEPCo	14	-	-	-	63	402	-	145	26	-	650
TCC	550	11	-	240	568	19	1,410	-	2,106	11	4,915
TNC	-	-	-	12	539	16	723	2,021	-	-	3,311
WPCo	-	-	-	7	193	-	-	-	-	-	200
Total	$1,874	$1,397	$1,107	$425	$2,522	$475	$2,695	$2,607	$2,140	$482	$15,724

Year Ended December 31, 2010
	Purchaser
Seller	APCo	I&M	KGPCo	KPCo	OPCo	PSO	SWEPCo	TCC	TNC	WPCo	Total
	(in thousands)
APCo	$-	$112	$225	$139	$137	$61	$31	$-	$-	$-	$705
I&M	138	-	-	7	356	116	1	-	63	14	695
KGPCo	154	-	-	-	-	-	-	-	-	-	154
KPCo	364	6	23	-	92	-	2	-	-	-	487
OPCo	211	432	1	139	-	79	1,104	165	10	372	2,513
PSO	-	-	-	-	44	-	560	6	3	-	613
SWEPCo	48	4	-	3	214	1,203	-	70	11	-	1,553
TCC	22	38	-	-	23	6	266	-	966	-	1,321
TNC	8	-	-	-	-	1	70	642	-	4	725
WPCo	-	-	-	-	111	-	-	-	-	-	111
Total	$945	$592	$249	$288	$977	$1,466	$2,034	$883	$1,053	$390	$8,877

Year Ended December 31, 2009
	Purchaser
Seller	APCo	I&M	KGPCo	KPCo	OPCo	PSO	SWEPCo	TCC	TNC	WPCo	Total
	(in thousands)
APCo	$-	$87	$305	$161	$147	$-	$19	$44	$-	$-	$763
I&M	39	-	-	50	403	119	65	37	75	17	805
KGPCo	213	-	-	-	-	-	-	-	-	-	213
KPCo	505	64	7	-	156	3	8	-	-	1	744
OPCo	402	323	-	87	-	99	91	1	44	467	1,514
PSO	23	7	-	-	43	-	607	26	1	-	707
SWEPCo	38	21	-	26	85	1,360	-	162	28	-	1,720
TCC	13	72	-	-	19	2	87	-	873	-	1,066
TNC	8	10	-	-	17	18	25	750	-	-	828
WPCo	-	-	-	-	176	-	-	-	-	-	176
Total	$1,241	$584	$312	$324	$1,046	$1,601	$902	$1,020	$1,021	$485	$8,536

The amounts above are recorded in Property, Plant and Equipment. Sales are recorded at cost.

Intercompany Billings

The Registrant Subsidiaries and other AEP subsidiaries perform certain utility services for each other when necessary or practical. The costs of these services are billed on a direct-charge basis, whenever possible, or on reasonable bases of proration for services that benefit multiple companies. The billings for services are made at cost and include no compensation for the use of equity capital.

Variable Interest Entities

The accounting guidance for “Variable Interest Entities” is a consolidation model that considers if a company has a controlling financial interest in a VIE. A controlling financial interest will have both (a) the power to direct the activities of a VIE that most significantly impact the VIE's economic performance and (b) the obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE. Entities are required to consolidate a VIE when it is determined that they have a controlling financial interest in a VIE and therefore, are the primary beneficiary of that VIE, as defined by the accounting guidance for “Variable Interest Entities.” In determining whether they are the primary beneficiary of a VIE, management considers for each Registrant Subsidiary factors such as equity at risk, the amount of the VIE's variability the Registrant Subsidiary absorbs, guarantees of indebtedness, voting rights including kick-out rights, the power to direct the VIE, variable interests held by related parties and other factors. Management believes that significant assumptions and judgments were applied consistently. In addition, the Registrant Subsidiaries have not provided financial or other support to any VIE that was not previously contractually required.

SWEPCo is the primary beneficiary of Sabine.

APCo, I&M, OPCo, PSO and SWEPCo each hold a significant variable interest in AEPSC.

SWEPCo holds a significant variable interest in DHLC.

Sabine is a mining operator providing mining services to SWEPCo. SWEPCo has no equity investment in Sabine but is Sabine's only customer. SWEPCo guarantees the debt obligations and lease obligations of Sabine. Under the terms of the note agreements, substantially all assets are pledged and all rights under the lignite mining agreement are assigned to SWEPCo. The creditors of Sabine have no recourse to any AEP entity other than SWEPCo. Under the provisions of the mining agreement, SWEPCo is required to pay, as a part of the cost of lignite delivered, an amount equal to mining costs plus a management fee. In addition, SWEPCo determines how much coal will be mined each year. Based on these facts, management concluded that SWEPCo is the primary beneficiary and is required to consolidate Sabine. SWEPCo's total billings from Sabine for the years ended December 31, 2011, 2010 and 2009 were $128 million, $133 million and $99 million, respectively. See the tables below for the classification of Sabine's assets and liabilities on SWEPCo's balance sheets.

The balances below represent the assets and liabilities of Sabine that are consolidated. These balances include intercompany transactions that are eliminated upon consolidation.

SOUTHWESTERN ELECTRIC POWER COMPANY CONSOLIDATED
VARIABLE INTEREST ENTITIES
December 31, 2011 and 2010
(in millions)
	Sabine
	2011	2010
ASSETS
Current Assets	$48	$50
Net Property, Plant and Equipment	154	139
Other Noncurrent Assets	42	34
Total Assets	$244	$223

LIABILITIES AND EQUITY
Current Liabilities	$68	$33
Noncurrent Liabilities	176	190
Equity	-	-
Total Liabilities and Equity	$244	$223

DHLC is a mining operator which sells 50% of the lignite produced to SWEPCo and 50% to CLECO. SWEPCo and CLECO share the executive board seats and voting rights equally. Each entity guarantees 50% of DHLC's debt. SWEPCo and CLECO equally approve DHLC's annual budget. The creditors of DHLC have no recourse to any AEP entity other than SWEPCo. As SWEPCo is the sole equity owner of DHLC, it receives 100% of the management fee. SWEPCo's total billings from DHLC for the years ended December 31, 2011, 2010 and 2009 were $62 million, $56 million and $43 million, respectively. SWEPCo is not required to consolidate DHLC as it is not the primary beneficiary, although SWEPCo holds a significant variable interest in DHLC. SWEPCo's equity investment in DHLC is included in Deferred Charges and Other Noncurrent Assets on SWEPCo's balance sheets.

SWEPCo's investment in DHLC was:

AEPSC provides certain managerial and professional services to AEP's subsidiaries. AEP is the sole equity owner of AEPSC. AEP management controls the activities of AEPSC. The costs of the services are based on a direct charge or on a prorated basis and billed to the AEP subsidiary companies at AEPSC's cost. AEP subsidiaries have not provided financial or other support outside of the reimbursement of costs for services rendered. AEPSC finances its operations through cost reimbursement from other AEP subsidiaries. There are no other terms or arrangements between AEPSC and any of the AEP subsidiaries that could require additional financial support from an AEP subsidiary or expose them to losses outside of the normal course of business. AEPSC and its billings are subject to regulation by the FERC. AEP subsidiaries are exposed to losses to the extent they cannot recover the costs of AEPSC through their normal business operations. AEP subsidiaries are considered to have a significant interest in AEPSC due to their activity in AEPSC's cost reimbursement structure. However, AEP subsidiaries do not have control over AEPSC. AEPSC is consolidated by AEP. In the event AEPSC would require financing or other support outside the cost reimbursement billings, this financing would be provided by AEP.

Total AEPSC billings to the Registrant Subsidiaries were as follows:

	Years Ended December 31,
Company	2011	2010	2009
	(in thousands)
APCo	$195,787	$238,367	$200,828
I&M	126,505	139,920	128,372
OPCo	279,652	332,431	299,248
PSO	84,028	102,116	86,375
SWEPCo	130,148	147,928	129,887

The carrying amount and classification of variable interest in AEPSC's accounts payable are as follows:

	December 31,
	2011		2010
	As Reported on	Maximum	As Reported on	Maximum
Company	the Balance Sheet	Exposure	the Balance Sheet	Exposure
	(in thousands)
APCo	$20,812	$20,812	$23,230	$23,230
I&M	13,741	13,741	12,980	12,980
OPCo	29,823	29,823	29,603	29,603
PSO	9,280	9,280	9,384	9,384
SWEPCo	14,699	14,699	14,465	14,465